================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997
================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                               TABLE OF CONTENTS

Statements of Investments:

     Small Company Fund.................................................................     1

     Capital Appreciation Fund..........................................................    12

     Total Return Fund..................................................................    14

     Government Bond Fund...............................................................    17

     Money Market Fund..................................................................    18

Statements of Assets and Liabilities....................................................    21

Statements of Operations................................................................    22

Statements of Changes in Net Assets.....................................................    23

Financial Highlights....................................................................    28

Notes to Financial Statements...........................................................    33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (93.0%)
            AEROSPACE/DEFENSE (3.2%)
  37,500    AAR Corp.                         $  1,211,719
   3,200    Alliant Techsystems, Inc.*             176,000
 104,600    Aviall, Inc.*                        1,464,400
  15,600    B E Aerospace, Inc.*                   493,350
  19,800    Doncasters PLC ADR*                    457,875
  14,800    Ducommun, Inc.*                        435,675
  15,000    Gulfstream Aerospace Corp.*            442,500
  25,000    Loral Space & Communications*          375,000
  18,000    Orbital Sciences Corp.*                285,750
  29,000    Thiokol Corp. DE                     2,030,000
  16,000    Tracor, Inc.*                          402,000
                                               -----------
                                                 7,774,269
                                               -----------
            AIRLINE (0.4%)
  20,000    Midwest Express Holdings, Inc.*        547,500
  12,000    Ryanair Holdings PLC ADR*              325,500
                                               -----------
                                                   873,000
                                               -----------
            AUTO & AUTO PARTS (1.2%)
  15,000    A. O. Smith Corp.                      533,438
  30,900    Cascade Corp.                          596,756
   9,400    Donaldson, Inc.                        357,200
   6,600    FCC Co. Ltd. (Japanese Yen)            167,264
   4,000    Isamu Paint Co. Ltd. (Japanese
            Yen)                                    23,071
  10,000    Kansei Corp. (Japanese Yen)             77,515
  27,000    Lex Service PLC (British Pounds)       169,649
   5,000    Meiwa Industry Co. (Japanese
            Yen)                                    29,057
  18,000    Nippon Cable System (Japanese
            Yen)                                   188,762
   1,000    Nokian Tyres Ltd. (Finnish
            Marks)                                  26,953
  25,000    Wabash National Corp.                  696,875
                                               -----------
                                                 2,866,540
                                               -----------
            BANK/SAVINGS & LOAN (5.0%)
  15,000    Banco De Valencia (Spanish
            Pesetas)                               316,176
  62,300    Bank United Corp.                    2,367,400
   3,520    Bank of Iwate (Japanese Yen)           199,640
      14    Banque Nationale de Belgique
            (Belgian Francs)                        20,056
  10,785    Charter One Financial, Inc.            581,042
  29,300    Cullen Frost Bankers, Inc.           1,241,588
  10,900    First Commerce Corp.                   479,600
  15,250    First Security Corp. DE                416,516
  53,900    Glendale Federal Bank Federal
            Savings Commission*                  1,408,138
     740    Jyske Bank (Danish Kroner)              63,836
   7,200    Nedcor Limited (South African
            Rand)                                  159,541
   8,400    Ocean Financial Corp.                  296,100
  13,600    Peoples Heritage Financial
            Group, Inc.                            515,100


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BANK/SAVINGS & LOAN (CONTINUED)
  12,300    Queens County Bancorp, Inc.       $    559,650
  20,000    Reliance Bancorp, Inc.                 588,750
  12,000    St. Paul Bancorp, Inc.                 397,500
  36,150    Sterling Bancshares, Inc./Texas        677,812
  12,000    Texas Regal Bancshares Class A         504,000
  19,000    Tokushima Bank ORD (Japanese
            Yen)                                   156,078
  16,800    WSFS Financial Corp.*                  231,000
  21,300    Webster Financial Corp.                969,150
                                               -----------
                                                12,148,673
                                               -----------
            BUILDING MATERIALS (1.1%)
  22,000    Bunka Shutter Co. Ltd. (Japanese
            Yen)                                   141,309
   4,400    Chofu Seisakusho (Japanese Yen)         75,749
   1,073    Deceuninck Plastics Industries
            SA (Belgian Francs)                    235,194
 222,500    Gruppo Ceramiche Ricchetti SPA
            (Italian Lire)                         247,411
  39,000    Hardie (James) Industries
            (Australian Dollars)                   124,176
  79,600    Heiton Holdings PLC (Irish
            Punts)                                 156,126
  32,000    Heywood Williams Group PLC
            (British Pounds)                       109,188
  13,000    Lindab AB Class B (Swedish
            Kronor)                                183,257
  23,800    Meyer International (British
            Pounds)                                166,378
  13,400    Premdor, Inc. (Canadian
            Dollars)*                              125,792
   8,000    Rinnai (Japanese Yen)                  171,983
   8,400    Rinol AG (German Marks)                239,587
  27,000    SIG PLC (British Pounds)               142,909
  50,000    Sunway Building Technology
            Berhad (Malaysian Ringgits)            168,384
   6,000    Takara Standard Co. (Japanese
            Yen)                                    52,434
  12,500    Unicem SPA (Italian Lire)*              87,570
  17,300    Westburne, Inc. (Canadian
            Dollars)*                              208,177
                                               -----------
                                                 2,635,624
                                               -----------
            BUSINESS SERVICES (1.6%)
  45,000    Adsteam Marine Ltd.* (Australian
            Dollars)                                94,733
 182,000    Aerodata Holdings (Australian
            Dollars)                                79,083
     995    Assystem (French Francs)                56,945
  13,000    BISYS Group, Inc.*                     542,750
   1,300    Bellsystem 24, Inc. (Japanese
            Yen)                                   193,131
  10,500    CDI Corp.*                             437,719
  12,000    Daiseki Co. (Japanese Yen)             251,682
   3,000    Daitec Company Limited (Japanese
            Yen)                                   128,463
  13,000    Gartner Group, Inc. Class A*           467,187
   8,000    Meitec (Japanese Yen)                  238,399

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BUSINESS SERVICES (CONTINUED)
     200    Oyo Corp. (Japanese Yen)          $      7,778
   2,240    Petroleum Geo-Services ASA
            (Norwegian Kroner)*                    108,012
  40,100    RCO Holdings (British Pounds)          113,465
  35,000    Ricardo Group (British Pounds)          78,645
  12,000    Scandia Consult AB (Swedish
            Kronor)                                 79,149
  60,130    Shanks & McEwan Group (British
            Pounds)                                146,121
   8,300    Technology Solutions Co.*              327,850
  40,000    Tecnost SPA (Italian Lire)              72,407
   8,500    WPP Group PLC ADR*                     346,375
                                               -----------
                                                 3,769,894
                                               -----------
            CHEMICALS AND FERTILIZERS (0.7%)
   2,400    Cheminova (Danish Kroner)               57,550
  31,200    Giovanni Crespi (Italian Lire)          78,848
   1,520    Grande Paroisse SA (French
            Francs)*                               105,892
  50,000    Holliday Chemical Holdings PLC
            (British Pounds)                       118,176
  27,100    Lawter International, Inc.             342,137
  16,400    Lilly Industries, Inc.                 330,050
   3,000    Maezawa Kaisei Industries
            (Japanese Yen)                          70,786
   4,100    McWhorter Technologies, Inc.*           97,887
  10,000    Osaka Organic Chemical (Japanese
            Yen)                                   103,994
  15,000    Riken Vinyl Industry Co.
            (Japanese Yen)                         108,276
     100    Siegfried AG (Swiss Francs)            111,469
   2,900    Tessenderlo Chemical (Belgian
            Francs)                                142,782
   3,000    Werner Soderstom Class B
            (Finnish Marks)                        103,962
                                               -----------
                                                 1,771,809
                                               -----------
            COMMERCIAL SERVICES (2.2%)
  20,500    ABR Information Services, Inc.*        594,500
   2,500    Benesse Corp. (Japanese Yen)           139,823
  10,000    Computer Learning Centers, Inc.        420,000
  20,000    Danka Business Systems PLC ADR         817,500
   6,000    Interim Services, Inc.*                267,000
  23,500    Robert Half International, Inc.*     1,105,969
  27,000    Romac International*                   884,250
  15,000    SOS Staffing Services, Inc.*           232,500
   9,000    Superior Services, Inc.*               213,750
   6,500    Sylvan Learning Systems, Inc.*         221,000
   7,000    U.S. Rentals, Inc.*                    177,188
   6,000    Valassis Communications, Inc.*         144,000
                                               -----------
                                                 5,217,480
                                               -----------
            COMMUNICATIONS & MEDIA (3.2%)
 170,000    Becker Group Ltd. (Australian
            Dollars)*                              161,747

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMUNICATIONS & MEDIA (CONTINUED)
  21,500    Central Newspapers, Inc. Class A  $  1,539,938
  18,900    Central European Media
            Enterprises Ltd.*                      491,400
  17,000    Chancellor Broadcasting Corp.
            Class A*                               680,000
 161,730    Editoriale L'Expresso SPA
            (Italian Lire)                         537,991
  32,450    Harte-Hanks Communications, Inc.       957,275
  12,000    Heftel Broadcasting Corp.*             663,000
  12,000    Lin Television Corp.*                  529,500
  10,500    Mail-Well, Inc.*                       299,250
  29,300    Outdoor Systems, Inc.*               1,120,725
   1,100    UBI Soft Entertainment (French
            Francs)                                 86,188
  12,300    Universal Outdoor Holdings, Inc.       428,963
   8,100    Wegener NV (Netherlands
            Guilders)                              188,103
                                               -----------
                                                 7,684,080
                                               -----------
            COMPUTER EQUIPMENT (1.3%)
  22,000    Apex PC Solutions, Inc.*               434,500
  49,100    Auspex Systems, Inc.*                  472,588
  44,600    Borland International, Inc.*           309,413
  20,400    D H Technology, Inc.*                  331,500
   9,000    Data General Corp.*                    234,000
  15,100    National Instruments Corp.*            532,275
  18,000    NeoMagic Corp.*                        402,750
  11,000    SMART Modular Technologies,
            Inc.*                                  371,250
                                               -----------
                                                 3,088,276
                                               -----------
            COMPUTER SERVICE (2.3%)
 525,000    Anite Group PLC (British
            Pounds)*                               297,104
   7,300    Aris Corporation*                      159,687
  13,000    Computer Data Systems, Inc.*           380,250
  29,750    Computer Horizons                    1,018,938
   6,600    Enator AB (Swedish Kronor)*            117,792
   5,000    Fiserv, Inc.*                          223,125
   5,500    Frontec AB (Swedish Kronor)*            46,235
   7,000    INES Corp. (Japanese Yen)              124,792
   5,600    Ingenico (French Francs)               142,125
  11,000    Micro Focus Group PLC (British
            Pounds)*                               330,476
   4,100    National Data Corp.                    177,581
  12,000    National Techteam, Inc.*               256,500
   5,600    Prosolvia AB Class B (Swedish
            Kronor)*                                86,184
  14,000    RWD Technologies, Inc.*                241,500
  14,500    Sterling Commerce, Inc.*               476,687
  10,600    SunGard Data Systems, Inc.*            492,900
  33,000    Sykes Enterprises*                     858,000
                                               -----------
                                                 5,429,876
                                               -----------

 2              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMPUTER SOFTWARE (4.4%)
   9,000    3Dlabs, Inc. Ltd.*                $    261,000
  18,200    BMC Software, Inc.*                  1,007,825
   7,000    Baan Co. NV*                           482,125
   7,000    CBT Group PLC ADR*                     441,875
 100,000    CI Technologies Group Ltd.*            112,376
  14,800    Cambridge Technology Partners,
            Inc.*                                  473,600
   6,700    Cognos, Inc.*                          208,538
   9,000    Compuware Corp.*                       429,750
  11,100    Great Plains Software, Inc.*           299,700
  10,000    HNC Software, Inc.*                    381,250
   5,700    Hummingbird Communications, Inc.
            (Canadian Dollars)*                    147,303
   9,000    Information Management
            Resources, Inc.*                       409,500
   9,600    Mcafee Associates*                     606,000
  11,000    Medasys Digital Systems (French
            Francs)*                               131,155
  10,000    PeopleSoft, Inc.*                      527,500
  22,700    Rational Software Corp.*               381,644
  14,500    Remedy Corp.*                          580,000
  50,000    Royalblue Group PLC (British
            Pounds)*                               173,727
  14,000    Saville System Ireland PLC ADR*        728,000
  19,900    Transaction System Architects
            Class A*                               686,550
   5,000    Vantive Corp.*                         141,250
   9,000    Veritas Sortware Corp.*                452,250
  12,500    Visio Corp.*                           881,250
  17,000    Wind River Systems*                    650,250
                                               -----------
                                                10,594,418
                                               -----------
            CONGLOMERATES (1.0%)
   3,800    Asko OY-A (Finnish Marks)               70,232
   1,578    Charter PLC (British Pounds)            20,946
      60    Disetronic Holding (Swiss
            Francs)*                               121,622
 550,000    Elec & Eltek International
            Holdings Ltd. (Hong Kong
            Dollars)                               161,510
  83,400    Email ORD Ltd. (Australian
            Dollars)                               296,161
   8,600    Engil-SGPS (Portuguese Escudos)        105,182
   1,400    Esselte AB (Swedish Kronor)             32,953
  76,500    Futuris Corp. (Australian
            Dollars)                               122,074
 240,000    Goodwill Investment Holding
            (Hong Kong Dollars)                     80,545
   9,180    Grupo Duro-Felguer SA (Spanish
            Pesetas)                               112,979
     150    Gurit-Heberlein AG Bearer (Swiss
            Francs)                                468,171
   3,000    Haw Par Brothers (Singapore
            Dollars)                                 2,560
   1,000    Oerlikon-Buehrle Holdings AG
            (Swiss Francs)                         117,300
  50,000    Overseas Union Enterprise Ltd.
            (Singapore Dollars)                    230,802
     700    Sipef SA (Belgian Francs)              147,983

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONGLOMERATES (CONTINUED)
   7,410    Unitor ASA (Norwegian Kroner)     $    106,281
 338,000    Wrightson Limited (New Zealand
            Dollars)                               215,330
                                               -----------
                                                 2,412,631
                                               -----------
            CONSTRUCTION & HOUSING (1.5%)
  37,000    AMEC PLC (British Pounds)               92,377
   2,400    Alinco (Japanese Yen)                   27,475
     900    Bien-Haus AG (German Marks)            309,900
  58,000    Bryant Group (British Pounds)          125,499
     400    CTI Engineering (Japanese Yen)           5,173
   6,300    Chodai Co. (Japanese Yen)               71,572
  20,400    Coachmen Industries, Inc.              349,350
  95,000    Countryside Properties PLC
            (British Pounds)                       143,891
  15,000    Daiwa House Industry Co. Ltd.
            (Japanese Yen)                         140,260
     400    Hollandsche Beton (Netherlands
            Guilders)                               91,400
  45,470    Keller Group ORD (British
            Pounds)                                197,531
  10,000    Laing (John) PLC 'A' N/V
            (British Pounds)                        62,084
  10,000    Matsuo Bridge (Japanese Yen)            33,558
  56,571    McAlpine (Alfred) Group PLC
            (British Pounds)                       129,941
  69,930    McCarthy & Stone (British
            Pounds)                                135,018
   8,000    Nissei Build Kogyo (Japanese
            Yen)                                    48,239
  10,000    Nissei Industries (Japanese Yen)        82,146
  16,000    SXL Corp. (Japanese Yen)                96,618
   3,000    Tanabe Industries (Japanese Yen)        23,857
  45,200    Texas Industries, Inc.               1,200,625
  39,150    Wilson (Connolly) (British
            Pounds)                                104,261
  14,600    Wilson Bowden (British Pounds)         123,935
                                               -----------
                                                 3,594,710
                                               -----------
            CONSUMER CYCLICALS (0.4%)
  30,200    Westwood One, Inc.*                    973,950
                                               -----------
            CONSUMER GOODS & SERVICES (3.1%)
  24,000    Alberto Culver Co. Class A             559,500
  29,000    Arbor Drugs, Inc.                      583,625
   7,500    Blyth Industries, Inc.*                253,125
   6,700    CFM Majestic, Inc. (Canadian
            Dollars)*                              108,307
  17,500    Chesapeake Corp.                       590,625
  34,900    Christies International PLC
            (British Pounds)                       174,849
  25,000    DE Rigo SPA ADR*                       210,938
   5,500    Denny's Japan Co. Ltd. (Japanese
            Yen)                                   165,822
  14,200    Devry, Inc.*                           383,400
  34,000    Fisher Paykel Industries (New
            Zealand Dollars)                       132,497

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSUMER GOODS & SERVICES (CONTINUED)
     350    Fotolabo SA (Swiss Francs)        $    111,641
  11,550    Fuji Denki Reinki ORD (Japanese
            Yen)                                    90,842
  21,000    Helen of Troy*                         538,125
  17,500    ITT Educational Services, Inc.*        434,219
 100,000    McPhersons Ltd. (Australian
            Dollars)*                              193,287
  23,500    Mohawk Industries, Inc.*               534,625
 175,000    Moulin International Holdings
            Ltd. (Hong Kong Dollars)*              127,627
  18,000    Sola International*                    603,000
  21,000    Watts Industries, Inc.                 504,000
  24,000    Westpoint Stevens, Inc.*               939,000
  17,500    York Group, Inc.                       328,125
                                               -----------
                                                 7,567,179
                                               -----------
            CONTAINERS (0.7%)
  30,400    Aptargroup, Inc.                     1,375,600
  11,200    Libbey, Inc.                           392,000
                                               -----------
                                                 1,767,600
                                               -----------
            DATA PROCESSING & REPRODUCTION (0.2%)
  22,212    Array Printers AB Class B
            (Swedish Kronor)*                      120,653
   9,000    Intec, Inc. (Japanese Yen)             120,336
   2,000    Riso Kagaku Corp. (Japanese Yen)       164,293
                                               -----------
                                                   405,282
                                               -----------
            ELECTRICAL EQUIPMENT (0.9%)
  16,100    Continental Circuits Corp.*            223,388
   8,250    Data Modul AG (German Marks)           241,463
  13,250    Holophane Corp.*                       265,000
  16,400    Kent Electronics Corp.*                601,675
  20,000    Nippon Chemi-Corp. (Japanese
            Yen)                                   105,916
  20,700    Nu Horizons Electronics Corp.*         169,481
   5,000    Seiwa Electric Manufacturing Co.
            (Japanese Yen)                          54,619
   8,600    Teleflex, Inc.                         268,750
   7,000    Teradyne, Inc.*                        274,750
                                               -----------
                                                 2,205,042
                                               -----------
            ELECTRONICS (2.4%)
  10,600    Altera Corp.*                          535,300
   1,550    Effeff Fritz Fuss GmbH & Co.
            (German Marks)                          63,156
  36,000    Gasonics International Corp.*          490,500
   5,000    Geomatec Co. (Japanese Yen)            118,413
  31,000    Iwatsu Electric (Japanese Yen)*        100,236
   4,000    Jastec (Japanese Yen)                   55,230
  29,000    Jeol (Japanese Yen)                    191,086
  20,000    KLA-Tencor Corp.*                      975,000
  11,900    Lam Research Corp.*                    441,044
   1,030    Martin Gruppen                          79,999


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            ELECTRONICS (CONTINUED)
  16,300    Methode Electronics, Inc. Class
            A                                 $    323,963
   6,000    Nihon Dempa Kogyo (Japanese Yen)       109,062
   7,480    Nitto Electric Works (Japanese
            Yen)                                   133,350
  18,800    Pioneer Standard Electronics,
            Inc.                                   253,800
   3,500    Pricer AB B Shares (Swedish
            Kronor)*                               120,404
  12,000    Ricoh Elemes (Japanese Yen)            156,253
   8,100    SCI Systems, Inc.                      516,375
   5,600    Spectra-Physics AB A Shares
            (Swedish Kronor)                       100,669
  15,800    Synopsys, Inc.*                        580,650
      60    Tecan (Swiss Francs)*                  114,007
  62,000    Venture Manufacturing (Singapore
            Dollars)                               202,070
                                               -----------
                                                 5,660,567
                                               -----------
            ELECTRONICS-SEMICONDUCTOR (3.2%)
   6,000    ANADIGICS, Inc.*                       186,000
   6,000    ASM Lithography Holding NV*            351,000
  38,500    Cypress Semiconductor Corp.*           558,250
  28,200    Dallas Semiconductor Corp.           1,106,850
  39,000    Elec & Eltek International Co.
            Ltd. (Singapore Dollars)               218,400
  15,300    Maxim Integrated Products, Inc.*       870,188
  13,900    Microchip Techonology, Inc.*           413,525
   8,500    Novellus Systems, Inc.*                735,250
  40,000    PMC-Sierra, Inc.*                    1,050,000
  11,000    Photronics, Inc.*                      525,250
   5,000    Ryosan Co. Ltd. (Japanese Yen)         117,102
   3,000    Ryoyo Electric (Japanese Yen)           59,250
   6,000    Sipex Corp.*                           217,500
   6,000    Uniphase Corp.*                        349,500
 120,000    Wong's Circuits Holdings Ltd.*
            (Singapore Dollars)                    201,600
  14,500    Xilinx, Inc.*                          711,406
                                               -----------
                                                 7,671,071
                                               -----------
            ENVIRONMENTAL SERVICES (0.9%)
  36,600    Allied Waste Industries, Inc.*         635,925
  19,600    Newpark Resources, Inc.*               661,500
  18,100    Waste Industries, Inc.*                319,012
  15,800    USA Waste Services, Inc.*              610,275
                                               -----------
                                                 2,226,712
                                               -----------
            FINANCIAL SERVICES (5.3%)
  10,600    ARM Financial Group, Inc. Class
            A*                                     212,000
   1,200    Aeon Credit Service (Japanese
            Yen)                                    78,126
   6,300    Allmerica Financial Corp.              251,213
  26,000    Amerin Corp.*                          630,500
  20,000    AmerUs Life Holdings, Inc. Class
            A                                      557,500

 4              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL SERVICES (CONTINUED)
  10,000    Capital RE Corp.                  $    535,000
  16,600    City National Corp.                    399,437
  11,100    ContiFinancial Corp.*                  405,150
  30,000    D&N Financial Corp.*                   577,500
  16,000    Executive Risk, Inc.                   832,000
  21,500    First Financial Caribbean Corp.        701,437
  20,000    Firstplus Financial Group, Inc.*       680,000
   7,000    Ichiyoshi Securities (Japanese
            Yen)                                    27,100
  22,000    Imperial Credit Industries,
            Inc.*                                  452,375
   2,000    Japan Associated Finance
            (Japanese Yen)*                        157,301
   8,000    Legg Mason, Inc.                       430,500
  54,000    Life USA Holding, Inc.*                769,500
  25,040    London Forfeiting Co. (British
            Pounds)                                164,627
  12,500    Nac Re Corp.                           604,688
   2,650    OM Gruppen AB (Swedish Kronor)          82,252
  13,600    Ohio Casualty Corp.                    598,400
   8,300    Patriot American Hospitality,
            Inc.                                   211,650
   7,600    Price (T. Rowe) & Associates           392,350
   3,000    Promise Co. Ltd. (Japanese Yen)        171,983
  22,000    R & G Financial Corp.                  572,000
   9,600    Shinki Comp. Ltd. (Japanese Yen)       238,259
     700    Shohkoh Fund (Japanese Yen)            212,270
   5,500    Starwood Lodging Trust                 234,781
  24,000    Terra Nova (Bermuda) Holdings          504,000
  27,720    Titan Holdings, Inc.                   658,350
     870    Union Financiere-France Banque
            (French Francs)                        103,436
   9,000    Vesta Insurance Group, Inc.            389,250
                                               -----------
                                                12,834,935
                                               -----------
            FOOD & BEVERAGE (1.2%)
   3,000    B-R 31 Ice Cream Co. (Japanese
            Yen)                                    26,217
   9,600    Bush Boake Allen, Inc.*                298,800
  37,500    Carlsberg Brewery Malaysia
            Berhad (Malaysian Ringgits)            193,146
   6,800    Coca-Cola Femsa SA -- SP ADR           351,050
   1,400    Corona-Lotus NV (Belgian Francs)        95,410
   5,320    Ebro Agricolas, Compania de
            Alimentacion SA (Spanish
            Pesetas)                               103,998
   7,000    Fine Host Corp.*                       220,500
  75,000    Finlay (James) PLC (British
            Pounds)                                137,317
  19,300    Hardys & Hanson PLC (British
            Pounds)                                 84,807
  13,000    Hokkaido Coca-Cola Bottling
            (Japanese Yen)                         178,362
  71,400    Illovo Sugar Ltd. (South African
            Rand)                                  163,722
   2,520    Louis Dreifus Citrus (French
            Francs)                                 94,217
  12,000    Mikuni Coca-Cola Bottling
            (Japanese Yen)                         178,275

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FOOD & BEVERAGE (CONTINUED)
   9,300    Nutreco Holding NV (Netherlands
            Guilders)*                        $    193,186
  26,000    Shoei Foods Corp. (Japanese Yen)       127,467
  35,000    Soken Co. Ltd. (Japanese Yen)           85,642
   7,000    Suiza Foods Corp.*                     287,000
  22,200    Thorntons PLC (British Pounds)          72,054
                                               -----------
                                                 2,891,170
                                               -----------
            FOREST PRODUCTS (0.2%)
   4,200    Dainippon Shigyo (Japanese Yen)         23,857
   6,840    Miquel Y Costas (Spanish
            Pesetas)*                              309,746
  29,000    Nippon Hi-Pack Co. (Japanese
            Yen)                                   169,545
                                               -----------
                                                   503,148
                                               -----------
            FURNISHINGS & APPLIANCES (0.3%)
  16,700    Sunbeam Corp., Inc.                    630,425
                                               -----------
            HEALTHCARE (6.0%)
  26,900    ADAC Labs                              635,512
   6,000    Advanced Technology Labs, Inc.*        258,000
  28,000    Alpharma, Inc. Class A                 446,250
   6,000    Amerisource Health Corp. Class
            A*                                     299,250
   7,600    Amersham International (British
            Pounds)                                201,132
   8,000    Arterial Vascular Engineering,
            Inc.*                                  257,500
 125,000    Australian Hospital Care Ltd.          215,388
   9,237    Block Drug, Inc. Class A               404,119
  49,000    Bone Care International, Inc.*         637,000
  35,900    Esaote Biomedica SPA (Italian
            Lire)*                                  94,735
  11,000    Express Scripts, Inc. Class A*         459,250
  11,200    Henry Schein, Inc.*                    350,000
  17,000    IDX Systems Corp.*                     586,500
  39,900    Incontrol, Inc.*                       354,112
  11,000    Kanto Biomedical Laboratory
            (Japanese Yen)                         170,148
  52,000    Kinetic Concepts, Inc.                 936,000
  45,600    London International Group PLC
            (British Pounds)                       130,546
  27,800    Marquette Medical Systems Class
            A*                                     611,600
  31,000    Medical Resources, Inc.*               511,500
  21,000    Mentor Corp./Minn.                     622,125
  25,900    Mid Atlantic Medical Services,
            Inc.*                                  403,069
   3,000    Nichii Gakkan Co. (Japanese Yen)       167,788
  30,000    NovaCare, Inc.*                        416,250
   5,000    Oxford Health Plans, Inc.*             358,750
  18,000    Parexel International Corp.*           571,500
  10,600    Patterson Dental Co.*                  363,712
   5,000    Pediatrix Medical Group, Inc.*         229,062
  40,000    Physio-Control International
            Corp.*                                 600,000
  33,500    Polymer Group, Inc.*                   540,187

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            HEALTHCARE (CONTINUED)
   8,000    SRL (Japanese Yen)                $    123,045
  22,000    Sabratek Corp.*                        616,000
   3,120    Scandinavian Mobility
            International (Danish Kroner)*          33,644
   6,600    Sofamor Danek Group, Inc.*             301,950
  23,000    Sorin Biomedica Group SPA
            (Italian Lire)                          71,643
  30,000    Sun Healthcare Group, Inc.*            624,375
  17,000    Sybron International Corp.*            677,875
   8,000    Toa Medical Electronics
            (Japanese Yen)                         139,124
                                               -----------
                                                14,418,641
                                               -----------
            INDUSTRIAL MISCELLANEOUS (2.3%)
  45,700    Apogee Enterprises                     982,550
  49,500    BMC Industries, Inc. Minnesota       1,695,375
  35,000    Blagden Industries ORD (British
            Pounds)                                 83,597
  11,900    Brady WH Co.                           345,100
  37,920    Crest Packaging PLC (British
            Pounds)                                 50,493
   5,000    Enplas Corp . (Japanese Yen)            91,322
   1,880    Euro D'Extincteurs (French
            Francs)                                129,370
     376    Euro D'Extincteurs (French
            Francs)**                               23,972
     720    GFI Industries SA (French
            Francs)                                110,743
  12,350    Grammer AG (German Marks)              347,288
     250    Huber Suhner AG (Swiss Francs)         317,259
   4,970    Koninlijke Emballage Industrie
            Van Leer (Netherlands Guilders)        109,075
  11,000    Low and Bonar ORD (British
            Pounds)                                 54,927
   1,700    Mayr-Melnhof Karton (Austrian
            Schillings)*                            87,350
   7,900    Pentair, Inc.                          259,712
 150,000    Princedale Group PLC (British
            Pounds)                                 89,880
     830    Semperit AG Holdings (Austrian
            Schillings)                             70,605
   4,000    Shaw Industries Ltd. Class A
            (Canadian Dollars)                     101,631
   1,000    Tenryu Saw Manufacturing Co.
            (Japanese Yen)                          20,624
   7,000    Vidrala SA (Spanish Pesetas)           305,569
   5,750    Vossloh (German Marks)                 292,037
  22,000    Waddington PLC (British Pounds)         99,967
                                               -----------
                                                 5,668,446
                                               -----------
            INSURANCE (2.3%)
   3,200    Allmerica Property & Casualty
            Companies, Inc.                        104,800
   7,000    Equitable of Iowa Companies            392,000
  15,500    Everest Reinsurance Holdings,
            Inc.                                   614,187
  12,500    FBL Financial Group, Inc.              471,875

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            INSURANCE (CONTINUED)
  14,500    Fremont General Corp.             $    583,625
  10,500    Frontier Insurance Group               679,875
  10,000    Hartford Life, Inc. Class A*           375,000
  81,000    Heath (C.E.) PLC (British
            Pounds)                                184,030
  38,390    Jardine Lloyd Thomson Group
            (British Pounds)                       110,544
  65,000    Lambert Fenchurch Group PLC
            (British Pounds)                       124,417
  73,000    New Cap Reinsurance Corp.
            (Australian Dollars)*                  162,593
  11,600    Penncorp Financial Group, Inc.         446,600
  11,000    W.R. Berkley Corp.                     647,625
  20,000    Western National Corp.                 536,250
                                               -----------
                                                 5,433,421
                                               -----------
            LEISURE/ENTERTAINMENT (1.1%)
   1,000    Azkoyen SA (Spanish Pesetas)           124,430
   3,100    H I S Co. Ltd. (Japanese Yen)          163,899
     816    Infogrames Entertainment (French
            Francs)*                               105,772
 259,110    Kunick PLC (British Pounds)             94,880
      30    Kuoni Reisen AG (Swiss Francs)         102,895
  41,050    NCL Holdings ASA (Norwegian
            Kroner)*                               129,531
  15,500    Premier Parks, Inc.*                   571,562
   6,200    Regal Cinemas, Inc.*                   204,600
  35,000    Rio Hotel and Casino, Inc.*            527,188
   1,390    Salomon SA (French Francs)             106,093
   7,000    Shingakukai Co. Ltd. (Japanese
            Yen)                                    36,704
  32,300    Vistana, Inc.*                         500,650
                                               -----------
                                                 2,668,204
                                               -----------
            LEISURE SERVICE (1.4%)
  20,000    CapStar Hotel Co.*                     640,000
  10,900    Doubletree Corp.*                      448,263
  17,000    La Quinta Inns, Inc.                   371,875
   6,000    Marcus Corp.                           153,750
  46,700    Prime Hospitality Corp.*               922,325
  28,000    Wyndham Hotel Corp.*                   913,500
                                               -----------
                                                 3,449,713
                                               -----------
            MACHINERY & CAPITAL GOODS (1.9%)
   2,500    Agie Charmille Holding AG (Swiss
            Francs)                                248,662
  12,100    Alamo Group, Inc.                      251,831
  10,600    Dionex Corp.*                          543,250
   5,000    Fuji Machine Manufacturing Co.
            (Japanese Yen)                         181,334
  10,500    IDEX Corp.                             346,500
  30,000    JLK Direct Distribution, Inc.
            Class A*                               768,750
  12,300    Kaydon Corp.                           610,387
   7,500    Lincoln Electric Co. Class A           286,875

 6              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & CAPITAL GOODS (CONTINUED)
  17,000    Miller Industries, Inc.*          $    272,000
     200    Roper Industries, Inc.                  10,375
  26,900    Stewart & Stevenson Services,
            Inc.                                   699,400
  17,100    Wolverine Tube Co.*                    476,663
                                               -----------
                                                 4,696,027
                                               -----------
            MACHINERY & ENGINEERING (2.2%)
  22,000    AIM Group PLC (British Pounds)         215,313
 156,000    ASM Pacific Technology (Hong
            Kong Dollars)                          108,736
  75,000    Adwest Group PLC (British
            Pounds)                                132,324
   6,180    Asahi Diamond Industrial
            (Japanese Yen)                          57,247
   7,000    BE Semiconductor Industries
            (Netherlands Guilders)*                101,108
   1,200    B.M.T. NV (Belgian Francs)             223,310
     270    Batenburg Beheer (Netherlands
            Guilders)                               45,792
   1,600    Bioblock Scientific (French
            Francs)                                 79,334
  58,000    Bulllough PLC (British Pounds)*        104,261
   6,090    Carclo Engineering Group ORD
            (British Pounds)                        18,550
   3,500    Cardo AB (Swedish Kronor)              103,656
  28,600    Carraro SPA (Italian Lire)             146,236
 122,000    Chen Hsong ORD (Hong Kong
            Dollars)                                70,864
      40    Christ AG* (Swiss Francs)               29,359
     400    DMW Corp. (Japanese Yen)                16,604
   1,000    Duerr Beteiligungs AG (German
            Marks)                                  41,320
   2,000    Econosto (Netherlands Guilders)         36,850
   2,000    Glory (Japanese Yen)                    44,569
 106,000    Graseby PLC (British Pounds)           273,469
   1,200    Hoganas AB (Swedish Kronor)             39,962
     780    Interroll Holding AG-Reg.*
            (Swiss Francs)                         130,820
     500    KCI Konecranes International
            (Finnish Marks)*                        21,948
     360    Le Carbone Lorraine (French
            Francs)                                 87,687
     250    Leonische Drahtwerke (German
            Marks)                                 101,148
 230,000    MacMahon Holdings (Australian
            Dollars)                               172,310
   1,220    Manitou (French Francs)                151,697
  11,700    McKechnie ORD (British Pounds)          82,570
   1,500    Mikron Holding AG (Swiss
            Francs)*                               267,526
   5,600    Oiles Corp. (Japanese Yen)             180,093
     230    Phoenix Meccano (Swiss Francs)         119,907
 120,000    Protean PLC (British Pounds)           267,643
     980    Radiall (French Francs)                113,509
  14,000    Sanden (Japanese Yen)                  117,452
     430    Saurer AG Arbon (Swiss Francs)         285,231

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & ENGINEERING (CONTINUED)
  96,200    Senior Engineering Group
            (British Pounds)                  $    219,364
     130    Sez Holding AG Reg. A (Swiss
            Francs)                                257,717
      65    Sig Schw Sirx (Swiss Francs)           197,301
  13,000    Sodick (Japanese Yen)*                 105,768
   1,600    Svedala Industries (Swedish
            Kronor)                                 33,315
  28,800    Tamrock OY Corp. (Finnish
            Marks)*                                 82,061
   7,350    Toolex Alpha NV (Netherlands
            Guilders)*                              76,902
  72,000    Trinity Holdings ORD (British
            Pounds)                                305,592
     910    Twentsche Kabel Holdings
            (Netherlands Guilders)                  49,464
  33,400    Weir Group (British Pounds)            137,591
                                               -----------
                                                 5,453,480
                                               -----------
            MATERIALS & PROCESSING (1.3%)
  10,500    AEP Industries, Inc.*                  420,000
  25,000    Crompton & Knowles Corp.*              556,250
  12,000    Culligan Water Technologies,
            Inc.*                                  537,000
   4,200    Hexcel Corp.*                           72,450
  39,000    Jefferson Smurfit Corp.*               624,000
  16,500    OM Group, Inc.                         546,562
 105,000    Strategic Distribution, Inc.*          400,313
                                               -----------
                                                 3,156,575
                                               -----------
            METAL PRODUCT & FABRICATION (0.4%)
  13,700    Applied Industrial Technology,
            Inc.                                   493,200
 325,000    Jiangxi Copper Company Ltd.
            (Hong Kong Dollars)*                    89,145
  16,900    NN Ball & Roller, Inc.                 211,250
   3,000    Osaka Steel Co. Ltd. (Japanese
            Yen)                                    28,839
  51,580    Tubacex SA (Spanish Pesetas)           177,463
                                               -----------
                                                   999,897
                                               -----------
            METALS/MINING (0.3%)
 150,000    Black Hawk Mining (Canadian
            Dollars)*                               54,368
  13,800    Boliden Ltd. (Canadian Dollars)*        73,527
  21,571    Breakwater Resources (Canadian
            Dollars)*                               75,057
  30,000    Croesus Mining (Australian
            Dollars)                                10,114
   7,700    Free State Consolidated Gold
            Mines Ltd. (South African Rand)         38,538
   8,200    Harmony Gold Mining (South
            African Rand)                           37,515
  89,600    Portman Mining Ltd. (Australian
            Dollars)                               221,516

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            METALS/MINING (CONTINUED)
  95,000    Savage Resources (Australian
            Dollars)                          $     85,406
  45,000    Westmin Resources Ltd. (Canadian
            Dollars)*                              215,295
                                               -----------
                                                   811,336
                                               -----------
            OFFICE EQUIPMENT (0.6%)
  11,000    Itoki Crebio Corp. (Japanese
            Yen)                                    67,578
  15,000    Knoll, Inc.*                           356,250
   7,000    Max Co. (Japanese Yen)                 131,521
  20,000    Miller (Herman), Inc.*                 720,000
   2,750    Turbon International AG (German
            Marks)                                  84,749
                                               -----------
                                                 1,360,098
                                               -----------
            OIL & GAS/ENERGY (7.8%)
  16,400    Brown (Tom), Inc.*                     348,500
  54,000    Cairn Energy USA, Inc.*                708,750
  13,000    Camco International, Inc.              711,750
  19,200    Chieftain International, Inc.*         421,200
   1,590    Cie Generale De Geophysique SA
            (French Francs)                        154,913
   8,800    Cliffs Drilling Co.*                   321,200
  13,000    Cooper Cameron Corp.*                  607,750
  24,700    Dawson Production Services,
            Inc.*                                  345,800
  19,300    Dreco Energy Service Ltd. Class
            A*                                   1,013,250
  15,000    EDP-Electricidade de Portugal,
            SA (Portuguese Escudos)                275,613
  15,000    EVI, Inc.*                             630,000
  14,500    Falcon Drilling, Inc.*                 835,562
  63,100    Global Industries Ltd.*              1,473,972
  60,000    Gulf Canada Resources Ltd. ORD*        498,750
  59,200    Nabors Industries, Inc.*             1,480,000
  22,600    National-Oilwell, Inc.*              1,299,500
  19,000    Flores & Rucks, Inc.*                  878,750
  37,800    Oceaneering International, Inc.*       699,300
  42,400    Offshore Logistics, Inc.*              800,300
  14,800    Petroleum Geo Services ADR*            723,350
 120,800    Pride International Inc.*            2,899,200
   6,600    Smith International, Inc.*             400,950
  13,200    Stone Energy Corp.*                    361,350
  21,700    Texas Meridian Resources Corp.*        260,400
  30,500    Transmontaigne Oil Co.*                606,188
  15,000    Tuboscope Vetco International
            Corp.*                                 298,125
                                               -----------
                                                19,054,423
                                               -----------
            PHARMACEUTICALS (1.3%)
   1,000    Andreae Noris Zahn (German
            Marks)                                  40,746
   8,000    Biofermin Pharmaceuticals
            (Japanese Yen)                          69,213
   6,200    Dura Pharmaceuticals, Inc.*            247,225
  10,000    Elan Corp. PLC ADR*                    452,500

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
     380    Galencia Holding AG (Swiss
            Francs)                           $    178,557
  14,500    Gilead Sciences, Inc.*                 400,562
   3,560    Neurosearch A/S (Danish Kroner)*       224,960
   4,000    OXiGENE, Inc. (Swedish Kronor)*        130,879
  22,900    Recordati SPA (Italian Lire)           165,542
  37,500    Sepracor, Inc.*                        967,969
   5,000    Teikoku Hormone (Japanese Yen)          59,862
   7,750    United Drug (Irish Punts)               46,187
  16,000    Yoshitomi Pharmaceutical
            Industries (Japanese Yen)              116,752
                                               -----------
                                                 3,100,954
                                               -----------
            PRODUCER DURABLES (2.0%)
  28,000    Allied Products Corp. DE               927,500
  40,000    DeCrane Aircraft Holdings, Inc.*       595,000
  30,000    Gerber Scientific, Inc.                592,500
  21,500    Greenfield Industries, Inc.            580,500
  25,000    Halter Marine Group, Inc.*             600,000
  55,000    Mechanical Dynamics, Inc.*             398,750
  25,000    Rohr, Inc.*                            548,438
  35,000    Titan International, Inc.              616,875
                                               -----------
                                                 4,859,563
                                               -----------
            PUBLISHING (0.4%)
   6,600    Houghton Mifflin Co.                   440,550
   9,333    Pulitzer Publishing Co.                494,649
                                               -----------
                                                   935,199
                                               -----------
            REAL ESTATE (1.2%)
 100,000    Bolton Properties Berhad
            (Malaysian Ringgits)                   142,631
  13,600    Bradford Property Trust PLC ORD
            (British Pounds)                        60,666
  13,500    CarrAmerica Realty Corp.               388,125
  18,000    Cesar Co. (Japanese Yen)                82,111
   2,090    Crescent Operating, Inc.                25,080
  20,900    Crescent Real Estate Equities
            Company                                663,575
  45,472    Great Portland Estates (British
            Pounds)                                156,670
  18,600    NHP, Inc.*                             418,500
 280,760    Regalian Properties (British
            Pounds)                                186,924
  17,200    Security Capital Pacific Trust         393,450
  99,000    TBI PLC (British Pounds)               143,359
   5,000    TOC (Japanese Yen)                      59,425
  10,000    Vallehermoso SA (Spanish
            Pesetas)                               270,279
                                               -----------
                                                 2,990,795
                                               -----------

 8              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RESTAURANTS (0.3%)
  21,300    PJ America, Inc.*                 $    362,100
   9,000    Papa John's International, Inc.*       330,750
                                               -----------
                                                   692,850
                                               -----------
            RETAIL STORES (5.2%)
  40,400    99 Cents Only Stores*                1,217,050
  51,000    Alexon Group ORD (British
            Pounds)                                158,738
  24,800    Black Box Corp. DE                     998,200
  28,200    Borders Group, Inc.*                   680,325
 165,000    Budgens PLC (British Pounds)           105,734
   4,800    Circle K Japan Co. (Japanese
            Yen)                                   276,012
  19,950    Consolidated Products Co.*             244,388
   2,000    Deo Deo Corp. (Japanese Yen)            39,151
   2,600    Dollar General Corp.                    97,500
  31,000    Dominick's Supermarkets, Inc.*         825,375
  17,000    Dylex Ltd. (Canadian Dollars)*          87,495
  18,000    Eagle Hardware & Garden, Inc.*         411,750
  14,500    Family Dollar Stores, Inc.             395,125
   6,300    Fast Retailing Co. (Japanese
            Yen)                                   203,705
  11,000    Foodland Associated Ltd.
            (Australian Dollars)                    74,168
  10,600    Footstar, Inc.*                        276,925
   7,000    Fred Meyer, Inc.*                      361,813
   4,400    Jeans Mate Corp. (Japanese Yen)         69,213
 165,900    Just Jeans Holdings Ltd.
            (Australian Dollars)                   201,347
   5,200    Kohls Corp.*                           275,275
  31,000    Linens 'N Things, Inc.*                918,375
  14,500    Mac Frugals Bargains Close-Outs,
            Inc.*                                  395,125
  46,300    Marks Brothers Jewelers, Inc.*         578,750
   5,000    Marukyo Corp. (Japanese Yen)            60,736
   6,000    Matsuyadenki Co. (Japanese Yen)         53,482
  11,000    Michael's Stores, Inc.*                233,063
  12,128    Monro Muffler Brake, Inc.*             209,199
 130,000    PT Matahari Putra Prima --
            Foreign (Indonesian Rupee)             203,167
  11,600    Payless Shoesource, Inc.*              634,375
  35,000    Racing Champions Corp.*                542,500
  13,000    Schultz Sav-o Stores, Inc.             230,750
   6,400    ShopKo Stores, Inc.                    163,200
  35,000    Somerfield PLC (British Pounds)        105,443
  17,500    Staples, Inc.*                         406,875
  29,700    The Body Shop International
            (British Pounds)                        75,634
   4,000    Tsutsumi Jewelry Co. (Japanese
            Yen)                                   101,372
  12,000    U.S. Office Products Co.*              366,750
   7,800    Williams-Sonoma, Inc.*                 333,450
   5,000    Xebio Co. Ltd. (Japanese Yen)          123,219
                                               -----------
                                                12,734,754
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RETAILING & DISTRIBUTORS (0.4%)
   3,000    Denkyosha Co. (Japanese Yen)      $     22,284
  37,200    ISA International PLC (British
            Pounds)                                118,881
  29,550    Richfood Holdings, Inc.                768,300
                                               -----------
                                                   909,465
                                               -----------
            TECHNOLOGY (1.1%)
   5,200    Analysts International Corp.           174,200
  22,700    CACI International, Inc. Class
            A*                                     346,175
  57,200    Reynolds & Reynolds Co. Class A        900,900
  52,000    Vanstar Corp.*                         734,500
  12,000    Viasoft, Inc.*                         609,000
                                               -----------
                                                 2,764,775
                                               -----------
            TELECOMMUNICATIONS (1.1%)
  12,340    Amper SA (Spanish Pesetas)             351,565
  10,000    Billing Information Concepts*          348,750
 436,000    Champion Technology (Hong Kong
            Dollars)                                56,278
  21,000    Ericsson SPA (Italian Lire)            362,239
  15,000    Intermedia Communications of
            Florida, Inc.*                         485,625
  16,300    McLeod, Inc.*                          550,125
  13,200    Worldcom, Inc.*                        422,400
                                               -----------
                                                 2,576,982
                                               -----------
            TELECOMMUNICATION EQUIPMENT (1.4%)
   4,200    Advanced Fibre Communications*         253,575
  30,000    Anicom, Inc.*                          360,000
  25,000    Aspect Telecommunications Corp.*       556,250
  10,000    Boston Technology, Inc.*               295,625
  14,000    Brightpoint, Inc.*                     455,875
   5,000    Comverse Technology, Inc.*             260,000
   5,000    Davox Corporation*                     178,750
 360,029    Kantone Holdings Ltd. (Hong Kong
            Dollars)*                               37,642
   8,000    Nice Systems Ltd.                      240,000
  35,900    Paging Network, Inc.*                  315,245
  26,000    Radiant Systems, Inc.*                 542,750
                                               -----------
                                                 3,495,712
                                               -----------
            TEXTILE/APPAREL (1.5%)
   2,000    Co-Cos Nobuoka Co. (Japanese
            Yen)                                    17,827
 106,000    Dawson International PLC
            (British Pounds)                       125,266
     429    Devanlay SA (French Francs)             44,063
     440    Deveaux SA (French Francs)              54,711
     100    Etienne Aigner AG (German Marks)        45,796
 900,000    First Sign International Holding
            Ltd. (Hong Kong Dollars)               174,257
   1,340    Gamma Holding NV (Netherland
            Guilders)                               72,153

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            TEXTILE/APPAREL (CONTINUED)
  33,000    Gunze (Japanese Yen)              $    150,537
   5,500    Jones Apparel Group, Inc.*             262,625
     630    Kansas Erhvervbeklaed Odense A/S
            (Danish Kroner)                         41,235
  25,000    Nautica Enterprises, Inc.*             660,938
  10,200    St. John Knits, Inc.                   550,800
  15,000    Tavex Algodonero SA (Spanish
            Pesetas)*                              192,765
   9,000    Tokyo Style (Japanese Yen)             125,055
  38,550    Wolverine World Wide, Inc.           1,170,956
                                               -----------
                                                 3,688,984
                                               -----------
            TOBACCO & GROCERY (0.5%)
  12,000    800-JR CIGAR, Inc.*                    249,000
  16,600    Consolidated Cigar Holdings,
            Inc.*                                  460,650
  20,600    First Brands Corp.                     472,512
                                               -----------
                                                 1,182,162
                                               -----------
            TRANSPORTATION (0.9%)
  43,280    Frontline (Swedish Kronor)*            148,328
  17,000    Heartland Express, Inc.*               399,500
  11,700    Hvide Marine, Inc. Class A*            258,863
   5,000    Isewan Terminal Services Co.
            Ltd. (Japanese Yen)                     22,328
   5,000    Japan Airport Terminal Co.
            (Japanese Yen)                          60,736
  19,500    M.S. Carriers, Inc.*                   489,937
  17,200    Swift Transportation Co., Inc.*        507,400
   4,000    Tokyo Kisen (Japanese Yen)              19,925
  12,400    Trico Marine Services, Inc.*           270,475
                                               -----------
                                                 2,177,492
                                               -----------
            WHOLESALE & INTERNATIONAL TRADE (0.2%)
   8,300    Dahl International AB (Swedish
            Kronor)*                               163,160
  49,000    Dickson Concepts International
            Ltd. (Hong Kong Dollars)               178,361
   7,000    Inaba Denkisangyo Co. (Japanese
            Yen)                                   125,404
     200    Joyfull Co. (Japanese Yen)               2,273
                                               -----------
                                                   469,198
                                               -----------
            TOTAL COMMON STOCK
            (cost $189,013,058)                224,947,507
                                               -----------
            PREFERRED STOCK (0.1%)
            AUTO & AUTO PARTS (0.1%)
     800    Koegel Fahrzeugwerke AG-VORZ
            (German Marks)                         114,778
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSTRUCTION & HOUSING (0.0%)
     250    Hans Einhell NV (German Marks)    $     45,911
                                               -----------
            TOTAL PREFERRED STOCK
            (cost $149,652)                        160,689
                                               -----------


---------
PRINCIPAL
---------
             SHORT-TERM DEBT (2.2%)
$5,441,000   Merrill Lynch & Co., Inc.
             6.20%, 07/01/97
             (cost $5,441,000)                  5,440,075
                                             ------------
             U.S. GOVERNMENT OBLIGATIONS (1.1%)
 2,582,000   U.S. Treasury Bills,
             4.77% through 5.19%, 07/24/97
             through 09/18/97
             (cost $2,563,364)                  2,562,770
                                             ------------
             REPURCHASE AGREEMENTS (4.2%)
 7,804,000   Fifth Third Bank,
             5.07%, 07/01/97,
             Collateralized by $7,959,000
             FHLMC Pool
             #G10452, 7.00%, 02/01/11,
             market value $7,961,491            7,804,000
 2,315,000   Goldman Sachs,
             5.75%, 07/01/97,
             Collateralized by $2,360,000
             U.S. Treasury
             Note, 5.00%, 01/31/99, market
             value $2,365,900                   2,315,000
                                             ------------
             TOTAL REPURCHASE AGREEMENTS
             (cost $10,119,000)                10,119,000
                                             ------------
             TOTAL INVESTMENTS
             (cost $207,286,074)             $243,230,041
                                              ===========

 10              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS

                                               Contract Value       Market Value
Currency Sold:                                    (U.S. $)            (U.S. $)         (Depreciation)       Delivery Date
---------------------                          --------------       ------------       --------------       -------------
British Pounds                                    $271,257            $272,970            ($ 1,713)            07/02/97
Netherlands Guilders                               126,762             127,648                (886)            07/02/97
                                                  --------            --------             -------
  Total currency sold                             $398,019            $400,618            ($ 2,599)
                                                  ========            ========             =======
Currency Purchased:
---------------------
Australian Dollars                                $222,620            $217,731            ($ 4,889)            07/02/97
Danish Kroner                                       77,532              76,892                (640)            07/01/97
Italian Lire                                         9,627               9,556                 (71)            07/02/97
Japanese Yen                                        14,190              14,075                (115)            07/01/97
New Zealand Dollars                                  7,443               7,321                (122)            07/02/97
Swiss Francs                                        29,060              28,900                (160)            07/02/97
                                                  --------            --------             -------
  Total currency purchased                        $360,472            $354,475            ($ 5,997)
                                                  ========            ========             =======
Net payable for forward currency contracts
  purchased and sold                                                                      ($ 8,596)
                                                                                           =======

                       SUMMARY OF INVESTMENTS BY CURRENCY

                                          % OF PORTFOLIO
United States Dollars                                83.12
Japanese Yen                                          4.24
British Pounds                                        3.11
Swiss Francs                                          1.32
Australian Dollars                                    1.05
Spanish Pesetas                                       0.93
German Marks                                          0.81
French Francs                                         0.77
Italian Lire                                          0.77
Swedish Kronor                                        0.65
Canadian Dollars                                      0.49
Hong Kong Dollars                                     0.45
Belgian Francs                                        0.36

                                          % OF PORTFOLIO
Netherlands Guilders                                  0.34
Danish Kroner                                         0.24
Malaysian Ringgits                                    0.21
Singapore Dollars                                     0.18
South African Rand                                    0.16
Portuguese Escudos                                    0.16
New Zealand Dollars                                   0.15
Norwegian Kroner                                      0.14
Finnish Marks                                         0.13
Indonesian Rupee                                      0.08
Irish Punts                                           0.08
Austrian Schillings                                   0.06

------------------------------------------------------

 * Denotes a non-income producing security.

** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost of investments for Federal income tax purposes: $208,671,712

The abbreviations in the above statement stand for the following:

   AB        Aktiebolag (Swedish stock company)
   ADR       American Depositary Receipt
   AG        Aktiengesellschaft (West German stock
               company)
   A/S       Limited
   ASA       Limited
   CVA       Class A Convertible
   FHLMC     Federal Home Loan Mortgage Corporation
   GDR       Global Depositary Receipt
   NV        Naamloze Vennootschap (Dutch
               corporation)
   ORD       Ordinary Depositary Receipt
   OY        Limited
   PLC       (British) Public Limited Company
   SA        Societe Anonyme (French corporation)
   SA        Sociedad Anonima (Spanish corporation)
   SPA       Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (94.0%)
            AUTO & AUTO PARTS (0.7%)
  55,958    Autoliv AB                         $ 2,189,357
                                               -----------
            BUILDING (2.6%)
  66,800    Martin Marietta Materials, Inc.      2,162,650
  39,100    Masco Corp.                          1,632,425
  44,100    Pulte Corp.                          1,524,206
  44,200    Vulcan Materials Co.                 3,469,700
                                               -----------
                                                 8,788,981
                                               -----------
            CHEMICALS (10.7%)
  60,300    Georgia Gulf Corp.                   1,752,469
 255,400    Millipore Corp.                     11,237,600
 234,100    Morton International, Inc.           7,066,894
 108,100    OM Group, Inc.                       3,580,812
 255,852    Pall Corp.                           5,948,559
  89,010    Raychem Corp.                        6,620,119
                                               -----------
                                                36,206,453
                                               -----------
            COMPUTER EQUIPMENT (2.9%)
 108,600    International Business Machines
            Corp.                                9,794,363
                                               -----------
            CONGLOMERATES (3.8%)
 232,700    Corning, Inc.                       12,943,937
                                               -----------
            DRUGS (13.4%)
 248,200    Allergan, Inc.                       7,895,862
  19,400    American Home Products Corp.         1,484,100
  20,000    Pfizer, Inc.                         2,390,000
 314,600    Schering-Plough Corp.               15,061,475
 148,900    Warner-Lambert Co.                  18,500,825
                                               -----------
                                                45,332,262
                                               -----------
            ELECTRICAL EQUIPMENT (1.8%)
 163,800    Black & Decker Corp.                 6,091,313
                                               -----------
            ENTERTAINMENT (1.0%)
  42,177    Walt Disney Co. (The)                3,384,704
                                               -----------
            FINANCIAL -- BANKS (8.7%)
 198,902    Banc One Corp.                       9,634,342
   8,800    Bank of New York Co., Inc.             382,800
  34,200    Barnett Banks, Inc.                  1,795,500
  30,240    Charter One Financial, Inc.          1,629,180
   6,400    CoreStates Financial Corp.             344,000
 194,200    Mellon Bank Corp.                    8,763,275
  39,000    Bancorp Hawaii, Inc.                 1,803,750
  77,634    US Bancorp                           4,978,280
                                               -----------
                                                29,331,127
                                               -----------


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL -- INSURANCE (3.8%)
  62,600    Chubb Corp.                        $ 4,186,375
 173,200    Horace Mann Educators Corp.          8,486,800
                                               -----------
                                                12,673,175
                                               -----------
            FINANCIAL SERVICES -- MISC. (5.1%)
 346,900    Fannie Mae                          15,133,512
  40,000    Provident Companies                  2,140,000
                                               -----------
                                                17,273,512
                                               -----------
            FOOD & BEVERAGE (9.4%)
  40,800    Anheuser-Bush Companies, Inc.        1,711,050
 256,200    Morningstar Group                    7,525,875
 251,900    PepsiCo, Inc.                        9,461,994
 112,800    Philip Morris Companies, Inc.        5,005,500
  97,600    Ralston-Ralston Purina Group         8,021,500
                                               -----------
                                                31,725,919
                                               -----------
            HOSPITAL -- SUPPLY (6.0%)
  61,075    Covance, Inc.*                       1,179,511
 110,000    Nellcor Puritan Bennett, Inc.        1,993,750
  25,000    Physio-Control, Inc.                   375,000
 453,637    Quest Diagnostics, Inc.*             9,327,911
 187,400    St. Jude Medical, Inc.               7,308,600
                                               -----------
                                                20,184,772
                                               -----------
            HOUSEHOLD -- PRODUCTS (2.1%)
  94,700    Avon Products, Inc.                  6,682,269
   5,600    Gillette Co. (The)                     530,600
                                               -----------
                                                 7,212,869
                                               -----------
            MACHINERY & CAPITAL GOODS (1.0%)
  33,800    Johnstown America Industries,
            Inc.*                                  202,800
 120,000    U.S. Rentals, Inc.                   3,037,500
                                               -----------
                                                 3,240,300
                                               -----------
            OIL & GAS (4.1%)
  93,800    Texaco, Inc.                        10,200,750
  96,800    Unocal Corp.                         3,757,050
                                               -----------
                                                13,957,800
                                               -----------
            PRINTING & PUBLISHING (12.6%)
 108,999    ACNielsen Corp.*                     2,139,105
 127,200    American Greetings, Corp. Class
            A                                    4,722,300
 324,400    Cognizant Corp.                     13,138,200
 202,800    Dun & Bradstreet Corp.               5,323,500
   3,900    Gannett Co., Inc.                      385,125
  65,900    Gibson Greetings, Inc.*              1,482,750
 230,200    New York Times Co. Class A          11,394,900
  54,200    Tribune Co.                          2,604,987
   3,400    Washington Post Co. Class B          1,353,200
                                               -----------
                                                42,544,067
                                               -----------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RESTAURANTS (0.6%)
  41,600    McDonald's Corp.                  $  2,009,800
                                               -----------
            RETAIL (1.7%)
  40,000    Albertson's, Inc.                    1,460,000
 130,900    Wal-Mart Stores, Inc.                4,426,056
                                               -----------
                                                 5,886,056
                                               -----------
            TELECOMMUNICATIONS (1.4%)
  12,000    Airtouch Communications                328,500
 111,800    MCI Communications Corp.             4,279,838
                                               -----------
                                                 4,608,338
                                               -----------
            TOYS (0.6%)
  61,835    Mattel, Inc.                         2,094,661
                                               -----------
            TOTAL COMMON STOCK
            (cost $228,450,481)                317,473,766
                                               -----------

 --------
 PRINCIPAL
 --------
              CONVERTIBLE DEBT (0.2%)
              MACHINERY (0.2%)
$ 1,029,000   Consorcio G Grupo Dina,
              8.00%,
              08/08/04 (cost $960,161)            829,631
                                             ------------
              COMMERCIAL PAPER (6.2%)
              BROKER-DEALERS (1.4%)
  2,279,000   Goldman Sachs Group, 5.52%,
              07/11/97                       $  2,274,921
  2,390,000   Goldman Sachs Group, 5.52%,
              08/04/97                          2,377,113
                                             ------------
                                                4,652,034
                                             ------------
              FINANCIAL -- BANKS (1.8%)
  1,858,000   Caterpillar Financial
              Services, 5.52%, 07/17/97         1,852,974
  4,346,000   Merrill Lynch & Co., 5.56%,
              07/25/97                          4,329,051
                                             ------------
                                                6,182,025
                                             ------------

 ------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
 ------------------------------------------------------
              INSURANCE -- LIFE (0.7%)
$ 2,289,000   Principal Mutual Life, 5.52%,
              07/07/97                       $  2,286,347
                                             ------------
              MISCELLANEOUS (2.0%)
  2,833,000   Bemis Co., Inc., 5.52%,
              07/08/97                          2,829,266
  3,886,000   Bemis Co., Inc., 5.53%,
              07/15/97                          3,876,677
                                             ------------
                                                6,705,943
                                             ------------
              PAPER AND FOREST PRODUCTS (0.3%)
  1,173,000   Ford Motor Credit, 5.53%,
              07/21/97                          1,169,119
                                             ------------
              TOTAL COMMERCIAL PAPER
              (cost $21,000,271)               20,995,468
                                             ------------


              REPURCHASE AGREEMENT (0.4%)
  1,293,598   MBS Tri Party, 5.93%,
              07/01/97, Collateralized by
              $1,990,000 GNMA 2
              M00832GAR, 6.875%, 11/20/23,
              market value $1,321,699
              (cost $1,293,598)                 1,293,598
                                             ------------
              TOTAL INVESTMENTS
              (cost $251,704,511)            $340,592,463
                                             ============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

The abbreviations in the above statement stand for the following:
    AB    Aktiebolag (Swedish stock company)
    GNMA  Government National Mortgage Association

Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             COMMON STOCK (95.5%)
             AEROSPACE/DEFENSE (0.7%)
   216,800   The Boeing Company             $   11,503,950
                                            --------------
             AUTO AND AUTO PARTS (5.7%)
   690,000   Chrysler Corp.                     22,640,625
   490,000   Ford Motor Co.                     18,497,500
   933,900   Genuine Parts Co.                  31,635,862
   266,400   Magna International, Inc.          16,033,950
                                            --------------
                                                88,807,937
                                            --------------
             BUSINESS EQUIPMENT AND SERVICES (1.3%)
 1,039,250   (The) Olsten Corp.                 20,200,422
                                            --------------
             CABLE (1.4%)
 1,052,000   Comcast Corp. Class A              22,486,500
                                            --------------
             CHEMICALS (6.8%)
   110,000   Air Products & Chemicals            8,937,500
   350,000   Crompton & Knowles Corp.            7,787,500
   472,400   Du Pont (E.I.) De Nemours          29,702,150
   173,800   Eastman Chemical Co.               11,036,300
   268,400   Lawter International, Inc.          3,388,550
   446,000   Monsanto Company                   19,205,875
   455,000   PPG Industries, Inc.               26,446,875
                                            --------------
                                               106,504,750
                                            --------------
             COMPUTER EQUIPMENT (4.3%)
   400,000   Hewlett-Packard Co.                22,400,000
   500,000   International Business
             Machines                           45,093,750
                                            --------------
                                                67,493,750
                                            --------------
             COMPUTER SOFTWARE SERVICES (3.0%)
   570,000   Electronic Data Systems            23,370,000
   550,100   First Data Corp.                   24,170,019
                                            --------------
                                                47,540,019
                                            --------------
             CONGLOMERATES (5.7%)
   200,000   EG&G, Inc.                          4,500,000
   305,300   Honeywell, Inc.                    23,164,638
   556,000   Philips Electronics N.V.           39,962,500
   353,900   Premark International, Inc.         9,466,825
   200,000   Rockwell International Corp.       11,800,000
                                            --------------
                                                88,893,963
                                            --------------
             CONSUMER GOODS (0.4%)
   153,900   Tupperware Corp.                    5,617,350
                                            --------------
             DRUGS (8.9%)
   400,000   Allergan, Inc.                     12,725,000
   180,000   Bristol-Meyers Squibb Co.          14,580,000
   725,000   Glaxo Wellcome PLC ADR             30,314,062


------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             DRUGS (CONTINUED)
   160,000   Schering-Plough Corp.          $    7,660,000
   600,000   Warner-Lambert Co.                 74,550,000
                                            --------------
                                               139,829,062
                                            --------------
             ELECTRONICS (0.2%)
   177,000   Woodhead Industries, Inc.           3,340,875
                                            --------------
             FINANCIAL (16.2%)
   600,000   Allstate Corp.                     43,800,000
   130,000   Bankers Trust NY, Inc.             11,310,000
   638,139   Bear Stearns Co., Inc.             21,816,377
   325,000   Chubb Corp.                        21,734,375
 1,478,100   Equitable Companies                49,146,825
   200,000   Green Tree Financial Co.            7,125,000
   779,800   Mellon Bank Corp.                  35,188,475
   700,000   Merrill Lynch & Co., Inc.          41,737,500
   140,000   Morgan, J P & Co., Inc.            14,612,500
   165,000   Morgan Stanley Group. Inc.          7,105,313
                                            --------------
                                               253,576,365
                                            --------------
             FOOD AND BEVERAGE (8.1%)
   386,200   Grand Metropolitan ADR             15,134,213
   795,000   Grand Metropolitan PLC              7,647,582
   283,500   Heinz (H.J) Co.                    13,076,437
   100,100   International Flavor &
             Fragrance, Inc.                     5,055,050
   500,000   PepsiCo, Inc.                      18,781,250
   400,000   Philip Morris Companies, Inc.      17,750,000
   303,000   Ralston-Ralston Purina             24,902,813
   225,000   Sara Lee Corp.                      9,365,625
   335,000   Seagram Co., Ltd.                  13,483,750
    54,100   Universal Foods Corp.               2,062,562
                                            --------------
                                               127,259,282
                                            --------------
             FOOD, GRAIN, AND AGRICULTURE (3.5%)
 2,307,884   Archer Daniels-Midland Co.         54,235,274
                                            --------------
             HEALTHCARE (2.0%)
   783,400   Columbia/HCA Health Care
             Corp.                              30,797,412
                                            --------------
             LEISURE/ENTERTAINMENT (0.1%)
    31,000   Carnival Corp. Class A              1,278,750
                                            --------------
             MACHINERY AND CAPITAL GOODS (1.6%)
   155,000   Cooper Industries, Inc.             7,711,250
    50,000   Deere & Company                     2,743,750
   120,000   Emerson Electric Co.                6,607,500
   130,000   Nordson Corp.                       8,352,500
                                            --------------
                                                25,415,000
                                            --------------
             OIL & GAS (14.1%)
   370,000   Amoco Corp.                        32,166,875
   580,000   Exxon Corp.                        35,670,000

 14              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             OIL & GAS (CONTINUED)
   917,800   Mobil Corp.                    $   64,131,275
   440,000   Royal Dutch Petroleum Co.          23,925,000
   225,000   Texaco, Inc.                       24,468,750
   675,000   The Williams Companies, Inc.       29,531,250
   438,460   Union Pacific Resources
             Group, Inc.                        10,906,693
                                            --------------
                                               220,799,843
                                            --------------
             PAPER AND FOREST PRODUCTS (0.1%)
    62,400   Glatfelter (P.H.) Co.               1,248,000
                                            --------------
             POLLUTION CONTROL (0.7%)
   350,000   Waste Management, Inc.             11,243,750
                                            --------------
             PRINTING AND PUBLISHING (2.1%)
   153,200   Cognizant Corp.                     6,204,600
   753,200   Dun & Bradstreet Corp.             19,771,500
   217,600   Reader's Digest Assoc., Inc.,
             Class B                             6,024,800
                                            --------------
                                                32,000,900
                                            --------------
             RETAIL (1.5%)
   420,000   Sears Roebuck & Co.                22,575,000
                                            --------------
             TELECOMMUNICATIONS (6.2%)
 1,217,100   360 degrees Communications
             Co.*                               20,842,837
   600,000   MCI Communications Corp.           22,968,720
 1,004,300   Sprint Corp.                       52,851,288
                                            --------------
                                                96,662,845
                                            --------------
             TRANSPORTATION (0.9%)
   193,000   Union Pacific Corp.                13,606,500
                                            --------------
             TOTAL COMMON STOCK
             (cost $983,868,639)             1,492,917,499
                                            --------------
---------
PRINCIPAL
---------
             U.S. GOVERNMENT AGENCY (3.7%)
$  792,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.50%
             through 5.545%, 7/25/97               789,138
   915,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.51%,
             08/04/97                              910,315
 4,615,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.40%,
             09/03/97                            4,570,447
 2,030,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.43%,
             09/08/97                            2,008,872
 4,145,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.57%,
             11/05/97                            4,065,594

--------------------------------------------------------
PRINCIPAL              SECURITY                 VALUE
--------------------------------------------------------
             U.S. GOVERNMENT AGENCY (CONTINUED)
$4,260,000   Federal National Mortgage
             Association Discount Notes,
             5.43%, 07/14/97                $    4,251,003
 1,245,000   Federal National Mortgage
             Association Discount Notes,
             5.51%, 07/18/97                     1,241,813
 1,010,000   Federal National Mortgage
             Association Discount Notes,
             5.27% though 5.41%, 07/24/97        1,006,501
 2,645,000   Federal National Mortgage
             Association Discount Notes,
             5.54% though 5.55%, 08/04/97        2,631,457
 4,475,000   Federal National Mortgage
             Association Discount Notes,
             5.29%, 08/13/97                     4,446,024
   350,000   Federal National Mortgage
             Association Discount Notes,
             5.21%, 08/25/97                       347,101
 6,590,000   Federal National Mortgage
             Association Discount Notes,
             5.47%, 09/12/97                     6,517,431
 1,230,000   Federal National Mortgage
             Association Discount Notes,
             5.44 through 5.55%, 09/24/97        1,214,229
 6,560,000   Federal National Mortgage
             Association Discount Notes,
             5.55%, 09/25/97                     6,474,897
 5,755,000   Federal National Mortgage
             Association Discount Notes,
             5.59%, 10/14/97                     5,663,852
 1,735,000   Federal National Mortgage
             Association Discount Notes,
             5.61%, 10/20/97                     1,705,951
 3,210,000   Federal National Mortgage
             Association Discount Notes,
             5.61%, 10/30/97                     3,151,411
 3,410,000   Federal National Mortgage
             Association Discount Notes,
             5.31% through 5.54%, 10/30/97       3,370,908
 3,080,000   Federal National Mortgage
             Association Discount Notes,
             5.43%, 12/17/97                     3,001,340
                                            --------------
             TOTAL U.S. GOVERNMENT AGENCY
             (cost $57,360,301)                 57,368,284
                                            --------------
             U.S. TREASURY BILLS (0.2%)
 3,710,000   5.04% through 5.09%, 08/21/97
             (cost $3,683,511)                   3,683,351
                                            --------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
PRINCIPAL              SECURITY                 VALUE
  ------------------------------------------------------
             REPURCHASE AGREEMENT (0.3%)
$4,816,821   MBS Tri Party, 5.93%,
             07/01/97, Collateralized by
             $7,400,000 GNMA 2 M008326AR,
             6.875%, 11/20/23, market
             value $4,914,861 (cost
             $4,816,821)                    $    4,816,821
                                            --------------
             TOTAL INVESTMENTS
             (cost $1,049,729,272)          $1,558,785,955
                                            ==============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes

The abbreviations in the above statement stand for the following:

           ADR     American Depositary Receipt
           PLC     Public Limited Company
           GNMA    Government National Mortgage
                   Association

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 16              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (33.7%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$13,000,000   Series 1334-D, 6.00%,
              08/15/07                       $ 12,140,960
 20,000,000   Series 1415-N, 6.75%,
              11/15/07                         19,803,601
 15,000,000   Series 1560-PN, 7.00%,
              12/15/12                         14,950,800
  9,036,000   Series 1132-J, 8.00%,
              08/15/16                          9,402,682
  9,454,271   Series 31-E, 7.55%, 05/15/20      9,563,950
  8,000,000   Series 1841-PA, 7.07%,
              08/15/20                          8,002,944
 10,000,000   Series 1102-H, 8.875%,
              06/15/21                         10,749,100
  2,718,823   Series 190-D, 9.20%, 10/15/21     2,813,913
                                             ------------
                                               87,427,950
                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION,
              REMIC
  6,937,229   Series 100-M, 5.50%, 09/25/01     6,787,940
    856,281   Series 68-E, 8.35%, 10/25/03        854,560
 11,537,792   Series 68-Z, 8.00%, 05/25/07     12,105,002
  3,959,326   Series 34-E, 9.85%, 08/25/14      4,053,028
  1,799,936   Series 25-B, 9.25%, 10/25/18      1,889,436
 12,824,661   Series 16-D, 9.00%, 03/25/20     13,310,985
  9,228,714   Series 81-Z, 8.50%, 04/25/20      9,638,478
  3,410,229   Series 73-A, 8.00%, 07/25/21      3,496,951
  5,594,301   Series 67-Z, 9.00%, 06/25/22      5,874,122
                                             ------------
                                               58,010,502
                                             ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $143,905,598)             145,438,452
                                             ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (59.8%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, 03/21/01                  11,956,884
  6,000,000   6.552%, 01/09/02                  5,997,672

              FEDERAL HOME LOAN MORTGAGE
              CORPORATION
 38,000,000   6.81%, 03/11/04                  37,632,388

              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION
  8,000,000   6.77%, 09/01/05                   8,027,264
 21,000,000   7.26%, 10/05/05                  20,789,202
 12,310,000   7.58%, 04/26/06                  12,382,567

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PRIVATE EXPORT FUNDING CORPORATION
$28,000,000   6.86%, due 04/30/04            $ 28,344,596
              RESOLUTION FUNDING CORPORATION
 54,000,000   Principal STRIP, 04/15/06        30,086,046
 58,000,000   Principal STRIP, 07/15/13        18,923,602
              U.S. TREASURY NOTES
 25,000,000   5.625%, 11/30/00                 24,492,175
 20,000,000   6.625%, 07/31/01                 20,200,000
 37,000,000   7.50%, 02/15/05                  39,150,625
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $255,480,358)             257,983,021
                                             ------------
              REPURCHASE AGREEMENT (5.4%)
 23,449,000   Prudential Securities, 5.80%,
              07/01/97, Collateralized by
              $21,740,000 U.S. Treasury
              Notes, 8.75%, 08/15/00,
              market value $24,158,384
              (cost $23,449,000)               23,449,000
                                             ------------
              TOTAL INVESTMENTS
              (cost $422,834,956)            $426,870,473
                                             ============

------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
        REMIC Real Estate Mortgage Investment Conduit

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to the financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              COMMERCIAL PAPER (96.1%)
              AGRICULTURE/FINANCE (3.1%)
$24,565,000   John Deere Capital,
              5.54-5.55%, 07/25/97          $   24,474,207
  6,388,000   John Deere Capital, 5.54%,
              08/11/97                           6,347,695
                                              ------------
                                                30,821,902
                                              ------------
              AUTO / FINANCE (3.8%)
 15,000,000   Ford Motor Credit Co.,
              5.57-5.58%, 07/07/97              14,986,075
 12,840,000   Ford Motor Credit Co.,
              5.52-5.54%, 07/10/97              12,822,266
  5,627,000   Ford Motor Credit Co.,
              5.53%, 07/25/97                    5,606,255
  4,297,000   Ford Motor Credit Co.,
              5.57%, 07/30/97                    4,277,720
                                              ------------
                                                37,692,316
                                              ------------
              BANKS (14.0%)
 14,000,000   Banc One Corp., 5.56%,
              07/22/97                          13,954,593
 20,000,000   CoreStates Capital, 5.55%,
              07/21/97                          19,938,333
  6,000,000   Morgan (J.P.) & Co., 5.51%,
              07/02/97                           5,999,082
 10,000,000   Morgan (J.P.) & Co., 5.35%,
              07/08/97                           9,989,597
 13,780,000   Morgan (J.P.) & Co.,
              5.57-5.60%, 07/17/97              13,745,879
  6,000,000   Morgan (J.P.) & Co., 5.43%,
              08/11/97                           5,962,895
 10,000,000   National City Credit,
              5.55-5.57%, 08/04/97               9,947,583
 10,000,000   National City Credit, 5.57%,
              08/12/97                           9,935,017
  7,000,000   National City Credit, 5.60%,
              09/02/97                           6,931,400
  8,000,000   National City Credit, 5.57%,
              09/15/97                           7,905,929
  5,000,000   Suntrust Banks, Inc., 5.56%,
              07/16/97                           4,988,417
 15,000,000   Suntrust Banks, Inc., 5.55%,
              08/06/97                          14,916,750
  5,840,000   Suntrust Banks, Inc., 5.55%,
              09/17/97                           5,769,774
 10,000,000   Suntrust Banks, Inc., 5.56%,
              09/25/97                           9,867,178
                                              ------------
                                               139,852,427
                                              ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              BROKER-DEALERS (13.8%)
$ 3,000,000   Bear Stearns Company, 5.65%,
              07/11/97                      $    2,995,292
  5,000,000   Bear Stearns Company, 5.65%,
              07/14/97                           4,989,798
  5,000,000   Bear Stearns Company, 5.64%,
              07/15/97                           4,989,033
 15,000,000   Bear Stearns Company, 5.60%,
              08/19/97                          14,885,667
  7,000,000   Bear Stearns Company, 5.62%,
              09/04/97                           6,928,969
 10,185,000   Goldman Sachs Group, 5.50%,
              07/07/97                          10,175,664
  5,000,000   Goldman Sachs Group, 5.60%,
              09/04/97                           4,949,445
 10,583,000   Goldman Sachs Group, 5.60%,
              09/05/97                          10,474,348
 10,000,000   Goldman Sachs Group,
              5.56-5.57%, 09/12/97               9,887,053
  8,000,000   Merrill Lynch & Co., 5.59%,
              07/09/97                           7,990,062
  1,940,000   Merrill Lynch & Co.,
              5.55-5.57%, 07/24/97               1,933,121
 12,000,000   Merrill Lynch & Co., 5.57%,
              07/28/97                          11,949,870
 12,000,000   Merrill Lynch & Co., 5.60%,
              08/22/97                          11,902,933
  8,870,000   Smith Barney, Inc., 5.54%,
              07/18/97                           8,846,795
 15,000,000   Smith Barney, Inc., 5.54%,
              08/01/97                          14,928,441
 10,000,000   Smith Barney, Inc., 5.54%,
              08/04/97                           9,947,678
                                              ------------
                                               137,774,169
                                              ------------
              CHEMICALS (3.2%)
  9,000,000   Monsanto Co.,
              5.58%, 07/10/97                    8,987,445
 10,860,000   PPG Industries, 5.51-5.53%,
              07/14/97                          10,838,379
 12,268,000   PPG Industries, 5.55-5.57%,
              07/31/97                          12,211,056
                                              ------------
                                                32,036,880
                                              ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CONSUMER SALES FINANCE (13.7%)
$ 4,966,000   American Express Credit
              Corp., 5.52-5.54%, 07/10/97   $    4,959,147
  3,827,000   American Express Credit
              Corp., 5.54%, 07/31/97             3,809,332
  5,030,000   Associates Corp. of N.A.,
              5.53%, 07/28/97                    5,009,138
  9,230,000   Associates Corp. of N.A.,
              5.55%, 07/29/97                    9,190,157
 15,367,000   Avco Financial Services,
              Inc., 5.58-5.63%, 07/14/97        15,335,830
  2,000,000   Avco Financial Services,
              Inc., 5.57%, 08/06/97              1,988,860
  6,000,000   Avco Financial Services,
              Inc., 5.58%, 08/07/97              5,965,590
  5,000,000   Avco Financial Services,
              Inc., 5.55%, 08/26/97              4,956,833
 20,000,000   Beneficial Corp., 5.52%,
              07/18/97                          19,947,867
 10,000,000   Beneficial Corp., 5.54%,
              07/31/97                           9,953,833
 20,000,000   Commercial Credit Co.,
              5.52-5.55%, 07/11/97              19,969,250
 10,000,000   Norwest Financial, 5.55%,
              07/09/97                           9,987,667
 10,000,000   Norwest Financial, 5.55%,
              08/27/97                           9,912,125
 16,310,000   Norwest Financial, 5.59%,
              09/03/97                          16,147,915
                                              ------------
                                               137,133,544
                                              ------------
              CORPORATE CREDIT UNIONS (1.0%)
 10,512,000   U.S. Central Credit Union,
              5.55%, 09/24/97                   10,374,249
                                              ------------
              DATA SERVICES (0.7%)
  7,481,000   First Data Corp., 5.60%,
              07/02/97                           7,448,480
                                              ------------
              DIVERSIFIED FINANCE (3.5%)
    163,000   GE Capital Corp.,
              5.53-5.57%, 07/16/97                 162,624
 10,000,000   GE Capital Corp., 5.57%,
              07/17/97                           9,975,244
 10,000,000   GE Capital Corp., 5.55%,
              07/23/97                           9,966,083
  5,172,000   GE Capital Corp., 5.63%,
              08/06/97                           5,142,882
 10,000,000   GE Capital Corp., 5.66%,
              08/18/97                           9,924,533
                                              ------------
                                                35,171,366
                                              ------------
              ENTERTAINMENT (1.5%)
 15,000,000   Walt Disney Company, 5.50%,
              07/02/97                          14,997,708
                                              ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              FINANCIAL SERVICES/ ELECTRIC
              UTILITY (3.5%)
$ 3,400,000   National Rural Utilities,
              5.55%, 07/17/97               $    3,391,613
  2,900,000   National Rural Utilities,
              5.55%, 07/21/97                    2,891,058
 20,000,000   National Rural Utilities,
              5.54%, 08/25/97                   19,830,722
  4,397,000   National Rural Utilities,
              5.54%, 09/03/97                    4,353,694
  5,000,000   National Rural Utilities,
              5.55%, 09/04/97                    4,949,896
                                              ------------
                                                35,416,983
                                              ------------
              FOOD & BEVERAGE (5.8%)
 12,000,000   CPC International, 5.62%,
              07/23/97                          11,958,787
  5,000,000   CPC International, 5.62%,
              08/18/97                           4,962,533
  8,850,000   CPC International, 5.55%,
              09/25/97                           8,732,664
 15,678,000   Campbell Soup Co., 5.26%,
              08/21/97                          15,561,173
  3,050,000   Heinz (H.J.) Company,
              5.52-5.60%, 07/03/97               3,049,065
 10,000,000   Heinz (H.J.) Company, 5.52%,
              07/14/97                           9,980,067
    328,000   Heinz (H.J.) Company, 5.52%,
              07/17/97                             327,195
  3,100,000   Heinz (H.J.) Company, 5.52%,
              07/22/97                           3,090,018
                                              ------------
                                                57,661,502
                                              ------------
              HEAVY EQUIPMENT FINANCE (0.5%)
  4,771,000   Caterpillar Financial
              Services, 5.56%, 08/05/97          4,745,210
                                              ------------
              INSURANCE (8.8%)
 10,000,000   AIG Funding, Inc., 5.31%,
              08/07/97                           9,945,425
 15,000,000   MetLife Funding Inc., 5.53%,
              07/16/97                          14,965,438
  8,420,000   MetLife Funding Inc.,
              5.55-5.53%, 07/22/97               8,392,791
  3,712,000   MetLife Funding Inc., 5.55%,
              07/29/97                           3,695,977
  2,308,000   MetLife Funding Inc.,
              5.55-5.57%, 08/04/97               2,295,859
 13,000,000   Old Republic Capital,
              5.41-5.40%, 07/08/97              12,986,338
 10,000,000   Old Republic Capital,
              5.62-5.63%, 08/05/97               9,945,264
 11,000,000   Old Republic Capital, 5.65%,
              10/07/97                          10,830,814

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              INSURANCE (CONTINUED)
$ 4,700,000   Principal Mutual, 5.50%,
              07/08/97                      $    4,694,974
  9,847,000   Principal Mutual, 5.52%,
              07/09/97                           9,834,921
                                              ------------
                                                87,587,801
                                              ------------
              OFFICE EQUIPMENT AND
              SUPPLIES (1.9%)
  9,465,000   Pitney Bowes Credit, 5.67%,
              09/16/97                           9,350,213
 10,000,000   Pitney Bowes Credit, 5.65%,
              09/23/97                           9,868,166
                                              ------------
                                                19,218,379
                                              ------------
              OIL & GAS (1.9%)
 19,225,000   Koch Industries, 6.15%,
              07/01/97                          19,225,000
                                              ------------
              OIL & GAS: EQUIPMENT &
              SERVICES (3.7%)
 12,000,000   Chevron Transport, 5.56%,
              07/24/97                          11,957,373
 10,000,000   Chevron Transport, 5.57%,
              07/29/97                           9,956,678
 10,000,000   Chevron Transport, 5.57%,
              07/30/97                           9,955,131
  5,000,000   Chevron Transport, 5.56%,
              08/08/97                           4,970,656
                                              ------------
                                                36,839,838
                                              ------------
              PACKAGING/CONTAINERS (3.7%)
  5,000,000   Bemis Co., Inc., 5.55%,
              07/07/97                           4,995,375
  2,523,000   Bemis Co., Inc., 5.52-5.58%,
              07/09/97                           2,519,905
  8,530,000   Bemis Co., Inc., 5.55-5.58%,
              07/14/97                           8,512,904
 15,000,000   Bemis Co., Inc., 5.57%,
              07/15/97                          14,967,508
  6,038,000   Bemis Co., Inc., 5.53%,
              07/24/97                           6,016,667
                                              ------------
                                                37,012,359
                                              ------------
              PAPER AND FOREST PRODUCTS (0.8%)
  8,000,000   Sonoco Products Co., 5.53%,
              07/01/97                           8,000,000
                                              ------------
------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PHARMACEUTICALS/ PERSONAL
              CARE (6.2%)
$ 5,000,000   Becton Dickinson, 5.90%,
              07/03/97                        $  4,998,361
  1,472,000   Becton Dickinson, 5.55%,
              07/17/97                           1,468,369
 10,000,000   Becton Dickinson, 5.55%,
              09/26/97                           9,865,875
 10,000,000   Gillette Co.,
              5.53%, 07/03/97                    9,996,928
 12,000,000   Glaxo Wellcome, 5.56%,
              07/01/97                          12,000,000
 23,666,000   Schering Corp., 5.60-5.61%,
              08/05/97                          23,537,152
                                              ------------
                                                61,866,685
                                              ------------
              PREMIUM FINANCE (1.0%)
 10,140,000   A.I. Credit Corp., 5.26%,
              08/20/97                          10,065,922
                                              ------------
              TOTAL COMMERCIAL PAPER
              (cost $960,942,720)              960,942,720
                                              ------------
              U.S GOVERNMENT AND
              AGENCY OBLIGATIONS (4.0%)
 15,180,000   U.S. Treasury Bills,
              5.17-5.425%, 11/13/97             14,871,182
 15,000,000   Federal Home Loan Mortgage,
              5.50%, 07/03/97                   14,995,417
 10,000,000   Federal Farm Credit,
              5.35%*, Variable Rate Note,
              03/03/98                          10,000,000
                                              ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $39,866,599)                39,866,599
                                              ------------
              TOTAL INVESTMENTS
              (cost $1,000,809,319)         $1,000,809,319
                                              ============

------------------------------------------------------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 1997.

See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                       SMALL         CAPITAL                        GOVERNMENT
                                      COMPANY      APPRECIATION    TOTAL RETURN        BOND        MONEY MARKET
                                        FUND           FUND            FUND            FUND            FUND
                                    ------------   ------------   --------------   ------------   --------------
ASSETS
  Investments in securities, at
    value
    (cost $197,167,074,
    $250,410,913, $1,044,912,451,
    $399,385,956, and
    $1,000,809,319, respectively)   $233,111,041   $339,298,865   $1,553,969,134   $403,421,473   $1,000,809,319
  Repurchase agreements (cost
    $10,119,000, $1,293,598,
    $4,816,821, and $23,449,000)      10,119,000      1,293,598        4,816,821     23,449,000               --
                                    ------------   ------------   --------------   ------------   --------------
    Total investments                243,230,041    340,592,463    1,558,785,955    426,870,473    1,000,809,319
  Cash                                        --             --               --          1,454               --
  Accrued interest and dividends
    receivable                           180,347        269,242        1,794,604      4,863,508           52,621
  Withholding tax reclaim
    receivable                            28,625             --           83,111             --               --
  Receivable for investment
    securities sold                   19,434,928      2,598,463       16,546,802     23,866,990       46,710,000
  Receivable for fund shares sold        705,404        983,532        1,231,613             --               --
  Receivable for translation of
    assets and liabilities in
    foreign currencies                       153             --               --             --               --
  Deferred organization expenses           6,045             --               --             --               --
                                    ------------   ------------   --------------   ------------   --------------
    Total assets                     263,585,543    344,443,700    1,578,442,085    455,602,425    1,047,571,940
                                    ------------   ------------   --------------   ------------   --------------
LIABILITIES
  Bank loan                              251,942          2,421        4,864,774             --            1,567
  Payable for foreign currency
    contracts                              8,596             --               --             --               --
  Payable for investment
    securities purchased              21,207,027      6,481,724        9,067,825     23,449,000       47,199,159
  Payable for fund shares redeemed            --             --               --        384,467           64,974
  Accrued management fees                189,088        134,164          623,898        177,883          402,634
  Other accrued expenses                   5,467          1,557           11,285         (1,713)          21,956
                                    ------------   ------------   --------------   ------------   --------------
    Total liabilities                 21,662,120      6,619,866       14,567,782     24,009,637       47,690,290
                                    ------------   ------------   --------------   ------------   --------------
NET ASSETS                          $241,923,423   $337,823,834   $1,563,874,303   $431,592,788   $  999,881,650
                                    ============   ============   ==============   ============   ==============
REPRESENTED BY:
  Capital                           $208,048,570   $248,025,344   $1,033,347,502   $429,437,921   $  999,887,882
  Net unrealized appreciation on
    investments and translation of
    assets and liabilities in
    foreign currencies                35,935,524     88,887,952      509,056,683      4,035,517               --
  Undistributed net realized gain
    (loss) from investments and
    foreign currency transactions             --        880,125       21,323,092     (1,905,102)          (6,542)
  Distributions in excess of net
    realized gains from
    investments and foreign
    currency transacations            (2,307,347)            --               --             --               --
  Undistributed net investment
    income                               246,676         30,413          147,026         24,452              310
                                    ------------   ------------   --------------   ------------   --------------
NET ASSETS                          $241,923,423   $337,823,834   $1,563,874,303   $431,592,788   $  999,881,650
                                    ============   ============   ==============   ============   ==============
Shares outstanding (unlimited
  number of shares authorized)        15,959,009     17,269,217       99,535,254     39,228,213      999,891,156
                                    ============   ============   ==============   ============   ==============
NET ASSET VALUE, offering and
  redemption price per share        $      15.16   $      19.56   $        15.71   $      11.00   $         1.00
                                    ============   ============   ==============   ============   ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            SMALL        CAPITAL                      GOVERNMENT
                                           COMPANY     APPRECIATION   TOTAL RETURN       BOND       MONEY MARKET
                                            FUND           FUND           FUND           FUND           FUND
                                         -----------   -----------    ------------   ------------   -----------
INVESTMENT INCOME:
INCOME:
  Interest                               $   582,785   $    488,980   $  2,437,851   $ 14,966,728   $28,398,180
  Dividends                                  817,241      1,761,466     13,070,822             --            --
  Less foreign tax withheld                  (66,743)            --        (64,308)            --            --
                                         -----------    -----------   ------------   ------------   -----------
    Total income                           1,333,283      2,250,446     15,444,365     14,966,728    28,398,180
                                         -----------    -----------   ------------   ------------   -----------
EXPENSES:
  Investment management fees                 973,505        651,823      3,297,390      1,099,837     2,535,860
  Custodian fees                              55,819         10,784         24,174          8,181        33,054
  Professional services                        4,909          4,494         28,517          8,975        22,220
  Trustees fees and expenses                     148            206          1,150            487         1,089
  Other                                       35,986          4,076         22,452          4,325        14,068
                                         -----------    -----------   ------------   ------------   -----------
    Total expenses                         1,070,367        671,383      3,373,683      1,121,805     2,606,291
                                         -----------    -----------   ------------   ------------   -----------
NET INVESTMENT INCOME                    $   262,916   $  1,579,063   $ 12,070,682   $ 13,844,923   $25,791,889
                                         -----------    -----------   ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
    investments and foreign currency
    transactions                         $(1,343,932)  $    880,125   $ 21,322,859   $  2,429,488   $        62
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies     21,611,653     49,389,538    209,636,258     (4,249,173)           --
                                         -----------    -----------   ------------   ------------   -----------
    Net realized and unrealized gain
      (loss) on investements and
      translation of assets and
      liabilities in foreign currencies   20,267,721     50,269,663    230,959,117     (1,819,685)           62
                                         -----------    -----------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $20,530,637   $ 51,848,726   $243,029,799   $ 12,025,238   $25,791,951
                                         ===========    ===========   ============   ============   ===========

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SMALL COMPANY FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,     DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------   ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $    262,916   $    513,541
  Net realized gain (loss) on investments and foreign currencies                (1,343,932)       (10,875)
  Net change in unrealized appreciation or depreciation on investments and
    translation of assets and liabilities in foreign currencies                 21,611,653     12,814,687
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        20,530,637     13,317,353
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                                 --       (467,602)
  In excess of net realized gain from investment transactions and foreign
    currency transactions                                                               --       (914,090)
  Tax return of capital                                                                 --        (58,538)
                                                                              ------------   ------------
    Decrease in net assets from distributions to shareholders                           --     (1,440,230)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              90,691,010    233,069,667
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                           --      1,440,231
  Cost of shares redeemed                                                      (50,137,933)   (82,702,784)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                               40,553,077    151,807,114
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           61,083,714    163,684,237
NET ASSETS -- BEGINNING OF PERIOD                                              180,839,709     17,155,472
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $241,923,423   $180,839,709
                                                                              ============   ============
Distributions in excess of net realized gain on investments and foreign
  currency transactions included in net assets at end of period               $ (2,307,347)  $   (963,415)
                                                                              ============   ============
Undistributed (distributions in excess of) net investment income included in
  net assets at end of period                                                 $    246,676   $    (16,240)
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    6,509,947     17,796,626
  Shares issued to shareholders from reinvestment of dividends                          --        104,562
  Shares redeemed                                                               (3,568,750)    (6,385,454)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                      2,941,197     11,515,734
                                                                              ============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               CAPITAL APPRECIATION FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,     DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------   ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $  1,579,063   $  2,093,155
  Net realized gain (loss) on investments                                          880,125      6,083,507
  Net change in unrealized appreciation or depreciation on investments          49,389,538     24,469,916
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        51,848,726     32,646,578
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                         (1,564,264)    (2,097,320)
  Net realized gain on investments                                                      --     (6,083,507)
                                                                              ------------   ------------
    Decrease in net assets from distributions to shareholders                   (1,564,264)    (8,180,827)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              99,660,121    188,489,438
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                    1,564,265      8,180,827
  Cost of shares redeemed                                                      (25,158,837)   (90,899,204)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                               76,065,549    105,771,061
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                          126,350,011    130,236,812
NET ASSETS -- BEGINNING OF PERIOD                                              211,473,823     81,237,011
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $337,823,834   $211,473,823
                                                                              ============   ============
Undistributed net realized gain on investments included in net assets at end
  of period                                                                   $    880,125   $         --
                                                                              ============   ============
Undistributed net investment income included in net assets at end of period   $     30,413   $     15,614
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    5,636,042     12,564,846
  Shares issued to shareholders from reinvestment of dividends                      86,063        511,125
  Shares redeemed                                                               (1,439,440)    (6,117,513)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                      4,282,665      6,958,458
                                                                              ============   ============

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 TOTAL RETURN FUND
                                                                          --------------------------------
                                                                            SIX MONTHS
                                                                              ENDED           YEAR ENDED
                                                                             JUNE 30,        DECEMBER 31,
                                                                               1997              1996
                                                                          --------------    --------------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                   $   12,070,682    $   19,267,681
  Net realized gain (loss) on investments                                     21,322,859        44,581,276
  Net change in unrealized appreciation or depreciation on investments       209,636,258       132,964,864
                                                                          --------------    --------------
    Net increase in net assets resulting from operations                     243,029,799       196,813,821
                                                                          --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                      (11,975,672)      (19,350,083)
  Net realized gain on investments                                                   233       (44,581,276)
                                                                          --------------    --------------
    Decrease in net assets from distributions to shareholders                (11,975,439)      (63,931,359)
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                           186,291,403       234,350,587
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                 11,975,439        63,931,358
  Cost of shares redeemed                                                    (45,322,684)      (66,253,094)
                                                                          --------------    --------------
    Net increase (decrease) in net assets derived from capital share
      transactions                                                           152,944,158       232,028,851
                                                                          --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS                                        383,998,518       364,911,313
NET ASSETS -- BEGINNING OF PERIOD                                          1,179,875,785       814,964,472
                                                                          --------------    --------------
NET ASSETS -- END OF PERIOD                                               $1,563,874,303    $1,179,875,785
                                                                          ==============    ==============
Undistributed net realized gain on investments included in net assets at
  end of period                                                           $   21,323,092    $           --
                                                                          ==============    ==============
Undistributed net investment income included in net assets at end of
  period                                                                  $      147,026    $       52,016
                                                                          ==============    ==============
SHARE ACTIVITY:
  Shares sold                                                                 13,064,455        18,641,347
  Shares issued to shareholders from reinvestment of dividends                   825,075         4,890,401
  Shares redeemed                                                             (3,248,346)       (5,275,955)
                                                                          --------------    --------------
Net increase (decrease) in number of shares                                   10,641,184        18,255,793
                                                                          ==============    ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 GOVERNMENT BOND FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,      DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------    ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $ 13,844,923   $ 27,722,569
  Net realized gain (loss) on investments                                        2,429,488      4,438,322
  Net change in unrealized appreciation or depreciation on investments          (4,249,173)   (17,097,130)
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        12,025,238     15,063,761
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                           (13,837,171)   (27,750,527)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              29,700,553     80,750,210
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                   13,837,172     27,750,527
  Cost of shares redeemed                                                      (69,379,854)   (90,583,178)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                              (25,842,129)    17,917,559
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                          (27,654,062)     5,230,793
NET ASSETS -- BEGINNING OF PERIOD                                              459,246,850    454,016,057
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $431,592,788   $459,246,850
                                                                              ============   ============
Undistributed net realized loss on investments included in net assets at end
  of period                                                                   $ (1,905,102)  $ (4,334,590)
                                                                              ============   ============
Undistributed net investment income included in net assets at end of period   $     24,452   $     16,700
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    2,693,990      7,317,309
  Shares issued to shareholders from reinvestment of dividends                   1,269,085      2,540,180
  Shares redeemed                                                               (6,315,880)    (8,244,830)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                     (2,352,805)     1,612,659
                                                                              ============   ============

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 MONEY MARKET FUND
                                                                         ---------------------------------
                                                                           SIX MONTHS
                                                                              ENDED           YEAR ENDED
                                                                            JUNE 30,         DECEMBER 31,
                                                                              1997              1996
                                                                         ---------------   ---------------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                  $    25,791,889   $    45,167,610
  Net realized gain (loss) on investments                                             62              (740)
                                                                          --------------    --------------
    Net increase in net assets resulting from operations                      25,791,951        45,166,870
                                                                          --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                      (25,791,579)      (45,170,024)
  Tax return of capital                                                               --            (3,388)
                                                                          --------------    --------------
    Decrease in net assets from distributions to shareholders                (25,791,579)      (45,173,412)
                                                                          --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                         1,247,436,387     2,044,373,614
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                 25,791,579        45,202,840
  Cost of shares redeemed                                                 (1,256,875,366)   (1,843,449,040)
                                                                          --------------    --------------
    Net increase (decrease) in net assets derived from capital share
      transactions                                                            16,352,600       246,127,414
                                                                          --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS                                         16,352,972       246,120,872
NET ASSETS -- BEGINNING OF PERIOD                                            983,528,678       737,407,806
                                                                          --------------    --------------
NET ASSETS -- END OF PERIOD                                              $   999,881,650   $   983,528,678
                                                                          ==============    ==============
Undistributed net realized loss on investments included in net assets
  at end of period                                                       $        (6,542)  $        (6,604)
                                                                          ==============    ==============
Undistributed net investment income included in net assets at end of
  period                                                                 $           310   $            --
                                                                          ==============    ==============
SHARE ACTIVITY:
  Shares sold                                                              1,247,436,387     2,044,373,614
  Reinvestment of dividends                                                   25,791,579        45,202,840
  Shares redeemed                                                         (1,256,875,366)   (1,843,449,040)
                                                                          --------------    --------------
Net increase (decrease) in number of shares                                   16,352,600       246,127,414
                                                                          ==============    ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 SMALL COMPANY FUND
                                                                  ------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                OCTOBER 23, 1995
                                                                  SIX MONTHS        YEAR        (COMMENCEMENT OF
                                                                     ENDED        ENDED       OPERATIONS) THROUGH
                                                                   JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                     1997           1996              1995
                                                                  -----------   ------------   -------------------
                                                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                             $   13.89      $  11.42           $ 10.00
  Net investment income                                                 0.02          0.06              0.02
  Net realized gain (loss) and unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                  1.25          2.55              1.42
                                                                    --------      --------           -------
    Total from investment operations                                    1.27          2.61              1.44
                                                                    --------      --------           -------
  Dividends from net investment income                                    --         (0.06)            (0.02)
  Dividends in excess of net realized gain from investment
    transactions and foreign currencies                                   --         (0.08)               --
                                                                    --------      --------           -------
    Total distributions                                                   --         (0.14)            (0.02)
                                                                    --------      --------           -------
    Net increase in net asset value                                     1.27          2.47              1.42
                                                                    --------      --------           -------
NET ASSET VALUE -- END OF PERIOD                                   $   15.16      $  13.89           $ 11.42
                                                                    ========      ========           =======

Total Return                                                            9.14%*       22.83%            14.38%*
Ratios and supplemental data:
  Net Assets, end of period (000)                                  $ 241,923      $ 80,840           $17,155
  Ratio of expenses to average net assets                               1.10%*        1.20%             1.25%*
  Ratio of expenses to average net assets**                             1.10%*        1.20%             1.74%*
  Ratio of net investment income to average net assets                   .27%*         .60%             1.32%*
  Ratio of net investment income to average net assets**                 .27%*         .60%              .83%*
  Portfolio turnover                                                   67.23%*      136.74%             9.03%*
  Average commission rate paid***                                     2.5800c       2.8802c               --

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 28              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                CAPITAL APPRECIATION FUND
                                        -------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                APRIL 15, 1992
                                        SIX MONTHS                                             (COMMENCEMENT OF
                                          ENDED             YEARS ENDED DECEMBER 31,          OPERATIONS) THROUGH
                                         JUNE 30,    --------------------------------------      DECEMBER 31,
                                           1997        1996      1995      1994      1993            1992
                                        ----------   --------   -------   -------   -------   -------------------
                                        (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD   $  16.28    $  13.48   $ 10.92   $ 11.20   $ 10.46         $ 10.00
  Net investment income                      0.18        0.21      0.23      0.18      0.26            0.10
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments            3.28        3.29      2.96     (0.28)     0.74            0.48
                                         --------    --------   -------   -------   -------         -------
    Total from investment operations         3.46        3.50      3.19     (0.10)     1.00            0.58
                                         --------    --------   -------   -------   -------         -------
  Dividends from net investment income      (0.18)      (0.22)    (0.23)    (0.18)    (0.26)          (0.10)
  Dividends from net realized gain
    from investment transactions               --       (0.48)    (0.40)       --        --           (0.02)
                                         --------    --------   -------   -------   -------         -------
    Total distributions                     (0.18)      (0.70)    (0.63)    (0.18)    (0.26)          (0.12)
                                         --------    --------   -------   -------   -------         -------
    Net increase (decrease) in net
      asset value                            3.28        2.80      2.56     (0.28)     0.74            0.46
                                         --------    --------   -------   -------   -------         -------
NET ASSET VALUE --
  END OF PERIOD                          $  19.56    $  16.28   $ 13.48   $ 10.92   $ 11.20         $ 10.46
                                         ========    ========   =======   =======   =======         =======
Total Return                                20.80%*     26.14%    29.35%    (0.90%)    9.61%          10.92%*
Ratios and supplemental data:
  Net Assets, end of period (000)        $337,824    $211,474   $81,237   $60,442   $38,926         $18,800
  Ratio of expenses to average net
    assets                                    .51%*       .52%      .54%      .56%      .59%            .69%*
  Ratio of net investment income to
    average net assets                       1.21%*      1.53%     1.89%     1.76%     2.82%           1.95%*
  Portfolio turnover                         4.65%*     22.19%    20.28%    11.21%    16.87%           5.01%*
  Average commission rate paid**           5.9652c     5.8677c       --        --        --              --

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     TOTAL RETURN FUND
                                            -------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                     YEARS ENDED DECEMBER 31,
                                             JUNE 30,    ------------------------------------------------------
                                               1997         1996        1995       1994       1993       1992
                                            ----------    ----------   --------   --------   --------   --------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD      $    13.27   $    11.54   $   9.70   $  10.10   $   9.46   $   9.07
  Net investment income                           0.13         0.24       0.31       0.21       0.23       0.25
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                   2.44         2.26       2.49      (0.10)      0.79       0.48
                                            ----------   ----------   --------   --------   --------   --------
    Total from investment operations              2.57         2.50       2.80       0.11       1.02       0.73
                                            ----------   ----------   --------   --------   --------   --------
  Dividends from net investment income           (0.13)       (0.25)     (0.31)     (0.28)     (0.24)     (0.25)
  Dividends from net realized gain from
    investment transactions                         --        (0.52)     (0.65)     (0.23)     (0.14)     (0.09)
                                            ----------   ----------   --------   --------   --------   --------
    Total distributions                          (0.13)       (0.77)     (0.96)     (0.51)     (0.38)     (0.34)
                                            ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net asset
      value                                       2.44         1.73       1.84      (0.40)      0.64       0.39
                                            ----------   ----------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD            $    15.71   $    13.27   $  11.54   $   9.70   $  10.10   $   9.46
                                            ==========   ==========   ========   ========   ========   ========
Total Return                                     19.41%*      21.84%     29.09%      1.07%     10.92%      8.18%
Ratios and supplemental data:
  Net Assets, end of period (000)           $1,563,874   $1,179,876   $814,964   $534,821   $456,243   $334,917
  Ratio of expenses to average net assets          .51%*        .51%       .51%       .52%       .53%       .53%
  Ratio of net investment income to
    average net assets                            1.83%*       1.99%      2.84%      2.76%      2.51%      2.69%
  Portfolio turnover                              6.32%*      16.18%     16.12%     12.06%      9.79%     12.48%
  Average commission rate paid**                4.3819c*     4.7577c        --         --         --         --

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 30              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    GOVERNMENT BOND FUND
                                             ------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                      YEARS ENDED DECEMBER 31,
                                              JUNE 30,    -----------------------------------------------------
                                                1997         1996       1995       1994        1993       1992
                                             ----------    --------   --------   --------    --------   --------
                                             (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $  11.04    $  11.36   $  10.20   $  11.26    $  10.92   $  11.24
  Net investment income                           0.35        0.69       0.71       0.69        0.71       0.98
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                  (0.04)      (0.32)      1.16      (1.06)       0.32      (0.14)
                                              --------    --------   --------   --------    --------   --------
    Total from investment operations              0.31        0.37       1.87      (0.37)       1.03       0.84
                                              --------    --------   --------   --------    --------   --------
  Dividends from net investment income           (0.35)      (0.69)     (0.71)     (0.69)      (0.66)     (0.93)
  Dividends from net realized gain from
    investment transactions                         --          --         --         --       (0.03)     (0.23)
                                              --------    --------   --------   --------    --------   --------
    Total distributions                          (0.35)      (0.69)     (0.71)     (0.69)      (0.69)     (1.16)
                                              --------    --------   --------   --------    --------   --------
    Net increase (decrease) in net asset
      value                                      (0.04)      (0.32)      1.16      (1.06)       0.34      (0.32)
                                              --------    --------   --------   --------    --------   --------
NET ASSET VALUE -- END OF PERIOD              $  11.00    $  11.04   $  11.36   $  10.20    $  11.26   $  10.92
                                              ========    ========   ========   ========    ========   ========

Total Return                                      2.84%*      3.49%     18.74%     (3.23%)      9.52%      7.87%
Ratios and supplemental data:

  Net Assets, end of period (000)             $431,593    $459,247   $454,016   $391,253    $433,584   $301,841

  Ratio of expenses to average net assets          .51%*       .51%       .51%       .51%        .53%       .53%

  Ratio of net investment income to average
    net assets                                    6.29%*      6.23%      6.45%      6.46%       5.91%      8.75%

  Portfolio turnover                             41.76%*     33.75%     97.05%    111.40%     175.37%     73.75%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                              -----------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                    YEARS ENDED DECEMBER 31,
                                               JUNE 30,    ----------------------------------------------------
                                                 1997        1996       1995       1994       1993       1992
                                              ----------   --------   --------   --------   --------   --------
                                              (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD         $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Net investment income                            0.03        0.05       0.06       0.04       0.03       0.03
  Dividends from net investment income            (0.03)      (0.05)     (0.06)     (0.04)     (0.03)     (0.03)
                                               --------    --------   --------   --------   --------   --------
  Net increase (decrease) in net asset value         --          --         --         --         --         --
                                               --------    --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD               $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                               ========    ========   ========   ========   ========   ========
Total Return                                       2.54%*      5.12%      5.66%      3.88%      2.76%      3.40%
Ratios and supplemental data:
  Net Assets, end of period (000)              $999,882    $983,529   $737,408   $828,027   $351,798   $330,011
  Ratio of expenses to average net assets           .51%*       .51%       .52%       .54%       .53%       .53%
  Ratio of net investment income to average
    net assets                                     5.09%*      5.00%      5.51%      4.00%      2.72%      3.36%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return is not annualized.

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to other open-end investment companies created by Nationwide Advisory Services, Inc., the Trusts investment advisor, as well as to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $5,000,000, at which time the Small Company Fund became effective and sales of shares commenced.

On January 4, 1997, the Trust's registration statement as to the Nationwide Separate Account Trust Income Fund's shares became effective. The Fund has not commenced operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Securities traded on a national securities exchange are valued at the last sale price on the principal exchange, or if the securities are traded only in the over-the-counter market, they are valued at the last quoted sale price, or if there is no sale, at the quoted bid price. Securities for which market quotations are not readily available are valued at fair value, using procedures authorized by the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

  The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

B) MONEY MARKET

  Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND)

Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net payable for foreign currency contracts purchased and sold.

At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1996, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $4,334,590 and $6,604, respectively, The Government Bond Fund carry forward will expire within 6 years and the Money Market Fund carry forward will expire within 7 to 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $296,817 of net capital losses that arose during the period ended December 31, 1996 as if such losses arose on January 1, 1997.

 34              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION EXPENSES

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or discount.

EXPENSES

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated based on average net assets.

DIVIDENDS TO SHAREHOLDERS

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

B) MONEY MARKET

  Dividends from net investment income are declared daily and paid monthly.

C) ALL FUNDS

  Net realized gains, if any, are declared and distributed at least annually.

  Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of October 31, 1996 by the following amounts:

                                               UNDISTRIBUTED
                                        (DISTRIBUTIONS IN EXCESS OF)     DISTRIBUTIONS IN EXCESS OF
                                               NET INVESTMENT                   NET REALIZED
   10/31/96                                        INCOME                           GAIN                 CAPITAL
   ------------------                   ----------------------------    ----------------------------    ---------
   Small Company Fund                               (64,602)                        64,602                     --
   Small Company Fund                                    --                         58,538                (58,538)
   Money Market Fund                                  3,388                             --                 (3,388)

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earns an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expenses (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

As investment manager for the Small Company Fund, NAS earns an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Counsellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. For the six months ended June 30, 1997, NAS collected $973,505 in fees from the Small Company Fund, and paid $568,368 in fees to the sub-investment advisors.

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.

At a meeting of the Board of Trustees on July 18, 1997, the Board of Trustees approved the submission of several issues to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on September 26, 1997. These issues included approving a new Investment Advisory Agreement between the Trust and NAS with respect to the Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund, which among others, will change the fees paid by Shareholders of these Funds. The proposed Investment Advisory Agreement separates the investment advisory services provided by NAS from the basic fund administration services that NAS provides. NAS is currently compensated for these fund administration services under the current investment advisory agreement. The proposal provides for this compensation under a separate fund administration agreement (the "Fund Administration Agreement"). Under the terms of the Fund Administration Agreement, NAS would receive for its services to each Fund a fee, calculated daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% on assets of $1 billion and more.

 36              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

The following are the fees to be paid to NAS by each Fund under the proposed Investment Advisory Agreement which change from those currently charged and are in addition to the fees to be charged under the Fund Administration Agreement.

FUND                            PROPOSED ADVISORY FEES
--------------                  ----------------------
Total Return Fund and           0.60% on assets up to $1 billion
Capital Appreciation Fund       0.575% on assets over $1 billion but less than $2 billion
                                0.55% on assets over $2 billion but less than $5 billion
                                0.50% for assets over $5 billion
Government Bond Fund            0.50% on assets up to $1 billion
                                0.475% on assets over $1 billion but less than $2 billion
                                0.45% on assets over $2 billion but less than $5 billion
                                0.40% for assets over $5 billion
Money Market Fund               0.40% on assets up to $1 billion
                                0.38% on assets over $1 billion but less than $2 billion
                                0.36% on assets over $2 billion but less than $5 billion
                                0.34% for assets over $5 billion

NOTE 3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the six months ended June 30, 1997 are summarized as follows:

                                            SECURITIES            U.S. GOVERNMENT OBLIGATIONS
                                    ---------------------------   ---------------------------
                                     PURCHASES        SALES        PURCHASES        SALES
                                    ------------   ------------   ------------   ------------
      Small Company Fund            $165,030,082   $118,478,258   $ 24,582,236   $ 22,588,665
      Capital Appreciation Fund       79,633,624     11,632,880        --             --
      Total Return Fund               73,460,021     11,732,084     25,488,746     67,491,584
      Government Bond Fund            34,998,138     47,739,279    136,128,151    118,492,744
      Money Market Fund                  --             --          29,456,764        --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at June 30, 1997, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:

                                                    GROSS          GROSS           NET
                                                  UNREALIZED     UNREALIZED     UNREALIZED
                                                    GAINS          LOSSES      APPRECIATION
                                                 ------------   ------------   ------------
      Small Company Fund                         $ 40,085,163   $ (5,526,681)  $ 34,558,482
      Capital Appreciation Fund                    91,068,806     (2,180,854)    88,887,952
      Total Return Fund                           520,525,295    (11,468,612)   509,056,683
      Government Bond Fund                          5,564,098     (1,528,581)     4,035,517

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               37